United States Securities and Exchange Commission
Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number 811-23121

Clayton Street Trust
(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206
(Address of principal executive offices) (Zip code)

Kathryn L. Santoro, 151 Detroit Street, Denver, Colorado 80206
(Name and address of agent for service)

Registrant's telephone number, including area code: 303-333-3863

Date of fiscal year end: 12/31

Date of reporting period: 6/30/17

Item 1 - Reports to Shareholders

SEMIANNUAL REPORT June 30, 2017

Protective Life Dynamic Allocation Series - Conservative Portfolio

Clayton Street Trust

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your portfolio • Portfolio performance, characteristics and holdings

Protective Life Dynamic Allocation Series - Conservative Portfolio

Protective Life Dynamic Allocation Series - Conservative Portfolio (unaudited)

PORTFOLIO SNAPSHOT

This global asset allocation portfolio can help investors remove the emotion from investing by following a rules-based asset allocation process. The Portfolio looks to shift equity allocations to and from cash weekly based on market signals, with a goal to grow assets over time while mitigating downside risk.

Edward K. Tom co-portfolio manager	Benjamin Wang co-portfolio manager	Scott M. Weiner co-portfolio manager

PERFORMANCE OVERVIEW

Protective Life Dynamic Allocation Series – Conservative Portfolio returned 6.41% during the six-month period ending June 30, 2017. This compares with a return of 11.48% for its primary benchmark, the MSCI All Country World Index, and 6.80% for its secondary benchmark, the Protective Life Conservative Allocation Index, which is our internally calculated blended benchmark of 50% MSCI All Country World Index and 50% Bloomberg Barclays Global Aggregate Bond Index.

MARKET ENVIRONMENT

Global stocks kicked off the period continuing their post-U.S. election rally as the market hoped that the Trump administration would champion pro-growth reforms. The promise of regulatory and tax relief enabled investors to take in stride March and June interest rate hikes by the Federal Reserve (Fed). Improving economic data in Europe partially offset concerns surrounding populist insurgencies in Dutch and French elections. Markets cheered the victory of Emmanuel Macron in France as confirmation of support for integrated European economies. On a sector basis, technology, health care and industrials stocks led global markets higher. Only energy registered negative returns, impacted by a roughly 17% drop in the price of the global crude oil benchmark. By period end, several benchmark U.S. indices achieved record highs, as did Germany’s blue chip benchmark.

A weaker pricing environment led many investors to deduce that the Fed would raise rates only once more in 2017 – at its June meeting. Still, the yield on 2-year Treasurys rose over the period, finishing at 1.38%. The 10-year saw yields slip from their year-to-date high of 2.63% to 2.13%, ultimately finishing at 2.30%. In Europe, the yield on Germany’s 10-year Bunds proved volatile, consistently finding buyers after brief sell-offs. That changed in the period’s final days as European Central Bank (ECB) President Mario Draghi hinted that an improving eurozone economy meant that dialing back highly accommodative policy may occur sooner than expected.

Unlike the caution expressed in Treasurys, riskier assets inferred that economic growth and corporate prospects remained robust. Spreads on both investment-grade and high-yield corporate credits narrowed during the period.

PERFORMANCE DISCUSSION

For the period, all components of the Portfolio delivered positive returns, though, in aggregate, less than that of the its primary and secondary benchmarks. Japanese and small-cap U.S. equities contributed least to performance. Gains were concentrated in the Fund’s large-cap and high-growth equity holdings. A position with exposure to the U.S. fixed income market also gained as Treasurys rallied over the latter part of the period and spreads on corporate credit continued to narrow.

Thank you for investing in Protective Life Dynamic Allocation Series – Conservative Portfolio.

Asset Allocation - (% of Net Assets)
Investment Companies	102.5%
Repurchase Agreements	0.7%
Other	(3.2)%
100.0%

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Protective Life Dynamic Allocation Series - Conservative Portfolio (unaudited)

Performance

See important disclosures on the next page.

				Expense Ratios -
Average Annual Total Return - for the periods ended June 30, 2017				per the May 1, 2017 prospectus
	Fiscal Year-to-Date	One Year	Since Inception*	Total Annual Fund Operating Expenses	Net Annual Fund Operating Expenses
Protective Life Dynamic Allocation Series - Conservative Portfolio	6.41%	8.42%	7.57%	4.65%	0.90%
MSCI All Country World Index	11.48%	18.78%	17.58%
Protective Life Conservative Allocation Index	6.80%	8.88%	9.12%
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.456.6330.
Net expense ratios reflect the expense waiver, if any, contractually agreed to through 5/1/18.

Performance may be affected by risks that include those associated with non-diversification, portfolio turnover, short sales, potential conflicts of interest, foreign and emerging markets, initial public offerings (IPOs), high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), derivatives, and commodity-linked investments. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Performance of the Protective Life Dynamic Allocation Series Portfolios depends on that of the underlying funds. They are subject to risk with respect to the aggregation of holdings of underlying funds which may result in increased volatility as a result of indirectly having concentrated assets in a particular industry, geographical sector, or single company.

No assurance can be given that the investment strategy will be successful under all or any market conditions. Janus Capital Management does not have prior experience using the methodology, a proprietary methodology co-developed by Janus Capital Management and Protective Life Insurance Company. Although it is designed to achieve the Portfolios’ investment objectives, there is no guarantee that it will achieve the desired results.

Returns shown do not represent actual returns since they do not include insurance charges. Returns shown would have been lower had they included insurance charges.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

See Financial Highlights for actual expense ratios during the reporting period.

Until three years from inception, expenses previously waived or reimbursed may be recovered if the expense ratio falls below certain limits.

When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2017 Morningstar, Inc. All Rights Reserved.

2	JUNE 30, 2017

Protective Life Dynamic Allocation Series - Conservative Portfolio (unaudited)

Performance

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Portfolio Report.”

Effective 5/1/17, Edward Tom, Benjamin Wang and Scott Weiner are Co-Portfolio Managers of the Portfolio.

*The Portfolio’s inception date – April 7, 2016

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Protective Life Dynamic Allocation Series - Conservative Portfolio (unaudited)

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in the Portfolio or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as any charges at the separate account level or contract level. These fees are fully described in the Portfolio’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (1/1/17)	Ending Account Value (6/30/17)	Expenses Paid During Period (1/1/17 - 6/30/17)†	Beginning Account Value (1/1/17)	Ending Account Value (6/30/17)	Expenses Paid During Period (1/1/17 - 6/30/17)†	Net Annualized Expense Ratio (1/1/17 - 6/30/17)
	$1,000.00	$1,064.10	$3.89	$1,000.00	$1,021.03	$3.81	0.76%
†

Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Portfolio’s prospectus for more information regarding waivers and/or reimbursements.

4	JUNE 30, 2017

Protective Life Dynamic Allocation Series - Conservative Portfolio

Schedule of Investments (unaudited)

June 30, 2017

Shares or Principal Amounts		Value
Investment Companies – 102.5%
Exchange-Traded Funds (ETFs) – 100.0%
iShares Core U.S. Aggregate Bond	.61,994	$6,788,963
iShares MSCI All Country Asia ex Japan	5,349	360,790
iShares MSCI Japan	6,539	350,817
iShares MSCI United Kingdom	21,304	710,062
iShares Russell 2000	7,386	1,040,835
PowerShares QQQ Trust Series 1	7,623	1,049,230
SPDR EURO STOXX 50#	18,906	727,314
SPDR S&P500 Trust	11,447	2,767,885
		13,795,896
Investments Purchased with Cash Collateral from Securities Lending – 2.5%
Janus Cash Collateral Fund LLC, 0.8560%ºº,£	339,700	339,700
Total Investment Companies (cost $13,472,181)		14,135,596
Repurchase Agreements – 0.7%
Undivided interest of 0.1% in a joint repurchase agreement (principal amount $100,700,000 with a maturity value of $100,708,895) with Credit Agricole, New York, 1.0600%, dated 6/30/17, maturing 7/3/17 to be repurchased at $100,009 collateralized by $99,135,900 in U.S. Treasuries 2.6250%, 11/15/20 with a value of $102,714,086 (cost $100,000)	$100,000	100,000
Total Investments (total cost $13,572,181) – 103.2%		14,235,596
Liabilities, net of Cash, Receivables and Other Assets – (3.2)%		(440,224)
Net Assets – 100%		$13,795,372

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$13,174,717	92.5%
United Kingdom	710,062	5.0
Japan	350,817	2.5

Total	$14,235,596	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

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Protective Life Dynamic Allocation Series - Conservative Portfolio

Notes to Schedule of Investments and Other Information (unaudited)

Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based measure of the investment grade, US dollar-denominated, fixed-rate taxable bond market.
MSCI All Country World IndexSM

An unmanaged, free float-adjusted market capitalization weighted index composed of stocks of companies located in countries throughout the world. It is designed to measure equity market performance in global developed and emerging markets. The index includes reinvestment of dividends, net of foreign withholding taxes.

LLC	Limited Liability Company
SPDR	Standard & Poor's Depositary Receipt

ºº	Rate shown is the 7-day yield as of June 30, 2017.

#	Loaned security; a portion of the security is on loan at June 30, 2017.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended June 30, 2017. Unless otherwise indicated, all information in the table is for the period ended June 30, 2017.

	Share			Share
	Balance			Balance	Realized	Dividend	Value
	at 12/31/16	Purchases	Sales	at 6/30/17	Gain/(Loss)	Income	at 6/30/17

Janus Cash Collateral Fund LLC	—	3,166,745	(2,827,045)	339,700	$—	$719(1)	$339,700
(1)	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of June 30, 2017. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Investment Companies	$13,795,896	$339,700	$-
Repurchase Agreements	-	100,000	-
Total Assets	$13,795,896	$439,700	$-

6	JUNE 30, 2017

Protective Life Dynamic Allocation Series - Conservative Portfolio

Statement of Assets and Liabilities (unaudited)

June 30, 2017

Assets:
Investments, at cost(1)	$13,572,181
Unaffiliated investments, at value	13,795,896
Affiliated investments, at value	339,700
Repurchase agreements, at value	100,000
Cash	61,482
Receivables:
Due from adviser	37,136
Investments sold	16,931
Dividends	15,367
Other assets	4,675
Total Assets	14,371,187
Liabilities:
Collateral for securities loaned (Note 2)	339,700
Payables:	—
Investments purchased	177,372
Compliance Office Fees	27,724
Professional fees	17,046
Advisory fees	4,621
12b-1 Distribution and shareholder servicing fees	2,888
Non-interested Trustees' fees and expenses	2,213
Transfer agent fees and expenses	1,284
Portfolio administration fees	926
Portfolio shares repurchased	823
Custodian fees	24
Accrued expenses and other payables	1,194
Total Liabilities	575,815
Net Assets	$13,795,372
Net Assets Consist of:
Capital (par value and paid-in surplus)	$13,196,275
Undistributed net investment income/(loss)	32,978
Undistributed net realized gain/(loss) from investments	(97,296)
Unrealized net appreciation/(depreciation) of investments	663,415
Total Net Assets	$13,795,372
Net Assets	$13,795,372
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,270,373
Net Asset Value Per Share	$10.86

(1) Includes cost of repurchase agreements of $100,000. (2) Includes $332,132 of securities on loan. See Note 2 in Notes to Financial Statements.

See Notes to Financial Statements.

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Protective Life Dynamic Allocation Series - Conservative Portfolio

Statement of Operations (unaudited)

For the period ended June 30, 2017

Investment Income:
Dividends	$115,680
Affiliated securities lending income, net	719
Interest	280
Total Investment Income	116,679
Expenses:
Advisory fees	21,890
12b-1 Distribution and shareholder servicing fees	13,681
Transfer agent administrative fees and expenses	5,473
Other transfer agent fees and expenses	574
Professional fees	28,040
Compliance Office Fees	27,816
Portfolio administration fees	6,617
Non-interested Trustees’ fees and expenses	4,371
Custodian fees	2,367
Insurance Expense	1,950
Shareholder reports expense	359
Other expenses	4,375
Total Expenses	117,513
Less: Excess Expense Reimbursement	(76,068)
Net Expenses	41,445
Net Investment Income/(Loss)	75,234
Net Realized Gain/(Loss) on Investments:
Investments	(12,482)
Total Net Realized Gain/(Loss) on Investments	(12,482)
Change in Unrealized Net Appreciation/Depreciation:
Investments	587,831
Total Change in Unrealized Net Appreciation/Depreciation	587,831
Net Increase/(Decrease) in Net Assets Resulting from Operations	$650,583

See Notes to Financial Statements.

8	JUNE 30, 2017

Protective Life Dynamic Allocation Series - Conservative Portfolio

Statement of Changes in Net Assets

	Period ended June 30, 2017 (unaudited)	Period ended December 31, 2016(1)

Operations:
Net investment income/(loss)	$75,234	$58,297
Net realized gain/(loss) on investments	(12,482)	(84,814)
Change in unrealized net appreciation/depreciation	587,831	75,584
Net Increase/(Decrease) in Net Assets Resulting from Operations	650,583	49,067
Dividends and Distributions to Shareholders:
Dividends from Net Investment Income	(100,553)	—
Capital Shares Transactions	4,678,895	8,517,380
Net Increase/(Decrease) in Net Assets	5,228,925	8,566,447
Net Assets:
Beginning of period	8,566,447	—
End of period	$13,795,372	$8,566,447

Undistributed Net Investment Income/(Loss)	$32,978	$58,297

(1) Period from April 7, 2016 (inception date) through December 31, 2016.

See Notes to Financial Statements.

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Financial Highlights

For a share outstanding during the period ended June 30, 2017 (unaudited) and the period ended December 31, 2016	2017	2016(1)
Net Asset Value, Beginning of Period	$10.28	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.07	0.12
Net realized and unrealized gain/(loss)	0.59	0.16(3)
Total from Investment Operations	0.66	0.28
Less Dividends and Distributions:
Dividends (from net investment income)	(0.08)	—
Distributions (from capital gains)	—	—
Total Dividends and Distributions	(0.08)	—
Net Asset Value, End of Period	$10.86	$10.28
Total Return*	6.41%	2.80%
Net Assets, End of Period (in thousands)	$13,795	$8,566
Average Net Assets for the Period (in thousands)	$10,952	$4,740
Ratios to Average Net Assets**:
Ratio of Gross Expenses(4)	2.16%	4.55%
Ratio of Net Expenses (After Waivers and Expense Offsets)(4)	0.76%	0.79%
Ratio of Net Investment Income/(Loss)(4)	1.39%	1.67%
Portfolio Turnover Rate	8%	73%

* Total return not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from April 7, 2016 (inception date) through December 31, 2016.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) This amount does not agree with the change in the aggregate gains and losses in the Portfolio's securities for the year or period due to the timing of sales and repurchases of the Portfolio's shares in relation to fluctuating market values for the Portfolio's securities.

(4) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Portfolio invests.

See Notes to Financial Statements.

10	JUNE 30, 2017

Protective Life Dynamic Allocation Series - Conservative Portfolio

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Protective Life Dynamic Allocation Series - Conservative Portfolio (the “Portfolio”) is a series of Clayton Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Portfolio operates as a “fund of funds,” meaning substantially all of the Portfolio’s assets will be invested in exchange-traded funds (the “underlying funds”). The Trust offers three portfolios with differing investment objectives and policies. The Portfolio seeks total return through income and growth of capital, balanced by capital preservation. The Portfolio is classified as nondiversified, as defined in the 1940 Act.

The Portfolio currently offers one class of shares. The shares are offered in connection with investment in and payments under variable annuity contracts issued exclusively by Protective Life Insurance Company and its affiliates ("Protective Life").

Underlying Funds

The Portfolio invests in a dynamic portfolio of exchange-traded funds across seven different equity asset classes, as well as fixed-income investments, and a cash allocation, including money market instruments. The equity asset classes are adjusted weekly based on market conditions pursuant to a proprietary, quantitative-based allocation program. Over the long term, and when fully invested, the Portfolio seeks to maintain an asset allocation of approximately 50% global equity investments and 50% fixed income investments. Additional details and descriptions of the investment objectives and strategies of each of the potential underlying funds are available in the Portfolio's prospectus.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio, including the underlying funds, are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). The values of the Portfolio's investments in the underlying funds are based upon the closing price of such underlying funds on the applicable exchange. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

The Portfolio classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds.

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Protective Life Dynamic Allocation Series - Conservative Portfolio

Notes to Financial Statements (unaudited)

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2017 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Initial Organization and Offering Costs

Organization costs paid in connection with the organization of the Portfolio are expensed at the time the Portfolio commences operations or as incurred thereafter. Offering costs paid in connection with the initial offering of shares are amortized using a straight-line basis over the first 12 months from the time the Portfolio commences. Amortized offering cost amounts and organization costs expensed are shown as “Initial organization and offering costs” on the Statement of Operations. Amounts remaining to be amortized, if any, are shown as “Initial offering costs” in the asset section of the Statement of Assets and Liabilities.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities held by the underlying funds will be recorded as soon as the Portfolio is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Any distributions from the underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex dividend date. Any distributions from the underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses

The Portfolio bears expenses incurred specifically on its behalf. Additionally, the Portfolio, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

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Protective Life Dynamic Allocation Series - Conservative Portfolio

Notes to Financial Statements (unaudited)

Indemnifications

In the normal course of business, the Portfolio may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolio’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Dividends and Distributions

The Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).

Federal Income Taxes

The Portfolio intends to continue to to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the underlying funds, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the underlying funds’ ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Certain provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the underlying funds and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is

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considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s or an underlying fund's investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio or an underlying fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Portfolio may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Exchange-Traded Funds

ETFs are typically open-end investment companies, which may be actively managed or passively managed, that generally seek to track the performance of a specific index. ETFs are traded on a national securities exchange at market prices that may vary from the NAV of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount. As a result, the Portfolio may pay more or less than NAV when it buys ETF shares, and may receive more or less than NAV when it sells those shares. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Portfolio’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

Offsetting Assets and Liabilities

The Portfolio presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Portfolio, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Portfolio does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.

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Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. For financial reporting purposes, the Portfolio does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Securities on loan will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Upon receipt of cash collateral, Janus Capital intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The following table presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Portfolio's Schedule of Investments.

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

Credit Agricole, New York	$100,000	$—	$(100,000)	$—
Deutsche Bank AG	332,132	—	(332,132)	—

Total	$432,132	$—	$(432,132)	$—
(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Repurchase Agreements

The Portfolio and other funds advised by Janus Capital or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Repurchase agreements held by the Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement

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Notes to Financial Statements (unaudited)

securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of June 30, 2017, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $332,132. Gross amounts of recognized liabilities for securities lending (collateral received) as of June 30, 2017 is $339,700, resulting in the net amount due to the counterparty of $7,568.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Portfolio pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. The Portfolio’s contractual investment advisory fee rate (expressed as an annual rate) is 0.40% of its average daily net assets.

Janus Capital has contractually agreed to waive the advisory fee payable by the Portfolio or reimburse expenses in an amount equal to the amount, if any, that the Portfolio’s normal operating expenses including the investment advisory fee, but excluding the 12b-1 distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes and extraordinary expenses, exceed the annual rate of 0.55% of the Portfolio’s average daily net assets. Janus Capital has agreed to continue the waiver until at least May 1, 2018. If applicable, amounts reimbursed to the Portfolio by Janus Capital are disclosed as “Excess Expense Reimbursement” on the Statement of Operations.

Janus Capital may recover from the Portfolio fees and expenses previously waived or reimbursed during the period beginning with the Portfolio’s commencement of operations and expiring on the third anniversary of the commencement of operations. Janus Capital may elect to recoup such amounts only if: (i) recoupment is obtained within three years from the date an amount is waived or reimbursed to the Portfolio, and (ii) the Portfolio’s expense ratio at the time of recoupment, inclusive of the recoupment amounts, does not exceed the expense limit at the time of waiver or at the time of recoupment. If applicable, this amount is disclosed as “Recoupment expense” on the Statement of Operations. During the period ended June 30, 2017, Janus Capital reimbursed the Portfolio $76,068 of fees and expenses that are eligible for recoupment. As of June 30, 2017, the aggregate amount of recoupment that may potentially be made to Janus Capital is $206,960. The recoupment of such reimbursements expires April 7, 2019.

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Portfolio’s transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Portfolio. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

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Notes to Financial Statements (unaudited)

Janus Services receives an administrative services fee at an annual rate of 0.10% of the Portfolio’s average daily net assets for providing, or arranging for the provision by Protective Life of administrative services, including recordkeeping, subaccounting, order processing, or other shareholder services provided on behalf of shareholders of the Portfolio. Janus Services expects to use this entire fee to compensate Protective Life for providing these services to its customers who invest in the Portfolio. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by Protective Life may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing contract holders, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus Capital.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Portfolio may pay the Trust’s distributor, Janus Distributors LLC (“Janus Distributors”), a wholly-owned subsidiary of Janus Capital, a fee at an annual rate of up to 0.25% of the average daily net assets of the Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to Protective Life or other intermediaries as compensation for distribution and/or shareholder services performed by Protective Life or its agents, or by such intermediary. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and servicing fees, and the payments may exceed 12b-1 distribution and servicing fees actually incurred. If any of the Portfolio’s actual 12b-1 distribution and servicing fees incurred during a calendar year are less than the payments made during a calendar year, the Portfolio will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

Janus Capital furnishes certain administration, compliance, and accounting services for the Portfolio and is reimbursed by the Portfolio for certain of its costs in providing those services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. Janus Capital provides office space for the Portfolio. Some expenses related to compensation payable to the Janus Henderson funds’ Chief Compliance Officer and compliance staff are shared with the Portfolio. The Portfolio also pays for some or all of the salaries, fees, and expenses of certain Janus Capital employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Portfolio. The Portfolio pays these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital provides to the Portfolio. These amounts are disclosed as “Portfolio administration fees” on the Statement of Operations. Some expenses related to compensation payable to the Portfolio's Chief Compliance Officer and compliance staff are shared with the Portfolio. Total compensation of $117,611 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended June 30, 2017. The Portfolio's portion is reported as part of “Other expenses” on the Statement of Operations.

The Portfolio is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by Janus Capital Management LLC in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Portfolio and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Portfolio from or to another fund or account that is or could be considered an affiliate of the Portfolio under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended June 30, 2017, the Portfolio engaged in cross trades amounting to $108,752 in purchases and $582,139 in sales, resulting in a net realized loss of $10,333. The net realized loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Portfolio’s Statement of Operations.

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Notes to Financial Statements (unaudited)

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

Accumulated capital losses noted below represent net capital loss carryovers, as of December 31, 2016, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Capital Loss Carryover Schedule
For the period ended December 31, 2017
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$ (11,565)	$ -	$ (11,565)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2017 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 13,660,815	$ 667,339	$ (92,558)	$ 574,781

5. Capital Share Transactions

	Period ended June 30, 2017		Period ended December 31, 2016(1)
	Shares	Amount	Shares	Amount

Shares sold	469,487	$5,021,568	1,064,213	$10,864,766
Reinvested dividends and distributions	9,200	100,553	-	-
Shares repurchased	(41,950)	(443,226)	(230,577)	(2,347,386)
Net Increase/(Decrease)	436,737	$4,678,895	833,636	$ 8,517,380
(1)	Period from April 7, 2016 (inception date) through December 31, 2016.

6. Purchases and Sales of Investment Securities

For the period ended June 30, 2017, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$ 5,535,835	$ 882,836	$ -	$ -

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Notes to Financial Statements (unaudited)

7. Merger Related Matters

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital, the investment adviser to the Portfolio, and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (“Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson merged with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson.

The consummation of the Merger may have been deemed to cause an “assignment” (as defined in the 1940 Act) of the advisory agreement between the Portfolio and Janus Capital. As a result, the consummation of the Merger may have caused the pre-merger investment advisory agreement to terminate automatically in accordance with its terms.

On October 24, 2016, the Trustees approved, subject to shareholder approval, a new investment advisory agreement between the Portfolio and Janus Capital in order to permit Janus Capital to continue providing advisory services to the Portfolio following the closing of the Merger (“Post-Merger Advisory Agreement”). At the same meeting, the Trustees approved submitting the Post-Merger Advisory Agreement to Portfolio shareholders for approval.

On March 17, 2017, Portfolio shareholders approved the Post-Merger Advisory Agreement, which took effect upon the consummation of the Merger on May 30, 2017.

8. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to June 30, 2017 and through the date of issuance of the Portfolio’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s financial statements.

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Notes to Financial Statements (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Portfolio’s website at janus.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Portfolio files its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days of the end of such fiscal quarter. The Portfolio’s Form N-Q: (i) is available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling Janus at 1-800-525-0020 (toll free).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD WITH THE ADVISER POST-MERGER

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital Management LLC, the investment adviser to the New Portfolios (the “Adviser”), and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (“Merger Agreement”) relating to the business combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson will merge with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson. The Merger is expected to close in the second quarter of 2017, subject to requisite shareholder and regulatory approvals.

The Trustees of the Trust, the majority of which are Independent Trustees, met on October 24, 2016, at an in person meeting called for the purpose of considering the proposed investment advisory agreements (the “New Advisory Agreements”) between the Adviser and the Trust acting on behalf of each of the New Portfolios, and at meetings held at various times in advance of that date. The Independent Trustees met with representatives of the Adviser to discuss the anticipated effects of the Merger. During these meetings, the Adviser indicated its belief that the Merger would not adversely affect the continued operation of the New Portfolios or the capabilities of the investment advisory personnel who currently manage the New Portfolios to continue to provide these and other services to the New Portfolios at the current levels. The Adviser also indicated that it believed that the Merger could provide certain benefits to the New Portfolios but that there could be no assurance as to any particular benefits that might result. In considering the New Advisory Agreements, the Trustees took the new, post-Merger capital structure of the Adviser into account.

In the course of their consideration of the New Advisory Agreement, the Trustees met in executive session and were advised by their independent counsel. In this regard, the Board, including the Independent Trustees, evaluated the terms of the New Advisory Agreement and reviewed the duties and responsibilities of the Trustees in evaluating and approving such agreements. In considering approval of the New Advisory Agreement, the Board, including the Independent Trustees, reviewed the board materials (the “Materials”) and other information provided in advance of the meeting from counsel, the Adviser, as well as from Henderson, including: (i) a copy of the form of New Advisory Agreement, with respect to the Adviser’s management of the assets of each New Portfolio; (ii) information describing the nature, quality and extent of the services that will be provided to each New Portfolio, and the fees that will be charged to the New Portfolios; (iii) information concerning the Adviser’s and Henderson’s financial condition, business, operations, portfolio management teams and compliance programs; (iv) information describing each New Portfolio’s anticipated advisory fee and operating expenses; (v) information concerning the anticipated structure of the Adviser’s parent company as a result of the Merger; and (v) a memorandum from counsel on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser. The Board also noted the information previously provided to the Board during 2016 related to the initial approvals of each New Portfolio.

During its review of this information, the Board focused on and analyzed the factors that the Board deemed relevant, including, among other matters:

• That the material terms regarding advisory services pursuant to the New Advisory Agreement are substantially identical to the terms of the current advisory agreement with the Adviser;

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Additional Information (unaudited)

• That there is not expected to be any diminution in the nature, extent and quality of the services provided to the New Portfolios and their shareholders by the Adviser, including compliance services;

• The commitment of the Adviser to retain key personnel currently employed by the Adviser who provide services to the New Portfolios;

• That the manner in which each New Portfolio’s assets are managed would not change as a result of the Merger, and that the same portfolio managers managing each New Portfolio’s assets are expected to continue to do so after the Merger;

• The terms and conditions of the New Advisory Agreement, including the current advisory fee rates and operational expenses, are the same as the current fee rates under the current advisory agreement;

• That each New Portfolio’s expense ratios are not expected to increase as a result of the Merger or approval of the New Advisory Agreement;

• That the fees and expense ratios of the New Portfolios relative to comparable investment companies continue to be reasonable given the quality of services provided;

• The history, reputation, qualification and background of Henderson, as well as its financial condition;

• The reputation, financial strength, corporate structure and capital resources of Henderson and its investment advisory subsidiaries and the anticipated financial strength of the post-merger parent of the Adviser (“Janus Henderson”);

• The long-term business goals of the Adviser and Henderson with respect to the New Portfolios;

• That, pursuant to the terms of the Merger, Henderson has acknowledged the Adviser’s reliance upon the benefits and protections provided by Section 15(f) and has agreed not to take, and to cause its affiliates not to take, any action that would have the effect, directly or indirectly, of causing the requirements of any of the provisions of Section 15(f) not to be met in respect of the Merger;

• The provisions of the Merger Agreement that indicate that for a period of two years after the closing of the Merger, there shall not be imposed any “unfair burden” (as set forth and described in Section 15(f) of the 1940 Act) as a result of the Merger, or any express or implied terms, conditions or understandings applicable to the Merger;

• That shareholders would not bear any costs in connection with the Merger, that the Adviser will bear the costs, fees and expenses incurred by the New Portfolios in connection with the proxy statement, including all expenses in connection with the solicitation of proxies, the fees and expenses of attorneys relating to the Merger and proxy statement, and other fees and expenses incurred by the New Portfolios, if any, in connection with the Merger;

• The Adviser’s commitment to provide resources to the New Portfolios and the potential for increased distribution capabilities due to the anticipated increase of sales related resources and geographic scale resulting from as a result of the Merger, which have the potential to increase the assets of the New Portfolios, and which in turn could result in long-term economies of scale to the New Portfolios; and

• That the Adviser and Henderson would derive benefits from the Merger and that, as a result, they have a different financial interest in the matters that were being considered than do New Portfolio shareholders.

In connection with their consideration of the New Advisory Agreements on October 24, 2016, the Board noted that, in February 2016, the Board had initially approved the new Portfolios’ current investment advisory agreements. The Trustees considered that, in connection with the foregoing approvals, the Board had determined that the Adviser had the capabilities, resources and personnel necessary to provide the services to each New Portfolio as required under the current investment advisory agreement, and the advisory fee rates paid by each New Portfolio, taking into account the contractual expense limitations by the Adviser for each New Portfolio and the applicable caps on certain acquired fund fees and expenses, represented reasonable compensation to the Adviser in light of the services provided. The Trustees noted that the Board also considered the cost to the Adviser of providing those services, potential economies of scale as each New Portfolio’s assets grow, the fees and expenses paid by other comparable funds, and such other matters as

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Additional Information (unaudited)

the Board had considered relevant in the exercise of their reasonable business judgment. The Board noted the Adviser’s confirmation that there had been no material changes to this information previously considered by the Board.

To inform their consideration of the New Advisory Agreement, the Independent Trustees received and considered responses by the Adviser and Henderson to inquiries requesting information regarding: Henderson’s structure, operations, financial resources and key personnel; the material aspects of the Merger, the proposed operations of Janus Henderson and its compliance program, code of ethics, trading policies and key management and investment personnel, including each New Portfolio’s portfolio managers; and anticipated changes to the management or operations of the Board and the New Portfolios, including, if applicable, any changes to the New Portfolios’ service providers, advisory fees and expense structure.

In considering the information and materials described above, the Independent Trustees received assistance from, and met separately with, independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to the approval of advisory agreements. The Board did not identify any particular information that was most relevant to its consideration to approve the New Advisory Agreement for each New Portfolio and each Trustee may have afforded different weight to the various factors. Legal counsel to the Independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of the New Advisory Agreement. In determining whether to approve the New Advisory Agreement, the Board considered the best interests of each New Portfolio separately.

In voting to approve the New Advisory Agreement, the Board considered the overall fairness of the New Advisory Agreement and factors it deemed relevant with respect to each New Portfolio, including, but not limited to: (i) the nature, extent and quality of the services to be provided by the Adviser, (ii) that the investment personnel who currently manage the New Portfolio s would continue to manage the New Portfolios as employees of the Adviser, (iii) that the fees and expenses of the New Portfolios after the Merger are expected to remain the same, (iv) the projected profitability of the New Portfolios to the Adviser and its affiliates; (v) whether the projected economies of scale would be realized as the New Portfolios grow and whether any breakpoints are appropriate at certain asset levels; and (vi) other benefits that may accrue to the Adviser from its relationship with the New Portfolios. The Board also considered that the Merger might not be consummated if the New Advisory Agreement was not approved by the Board and the shareholders of each New Portfolio.

Although not meant to be all-inclusive, set forth below is a description of the information and certain factors that were considered by the Board, including the Independent Trustees, in deciding to approve the New Advisory Agreement in respect of each New Portfolio:

The nature, extent and quality of services to be provided by the Adviser; personnel and operations of the Adviser.  In considering the nature, extent and quality of the services to be provided by the Adviser under the New Advisory Agreement, the Board considered that the terms of the New Advisory Agreement are substantially similar to the terms of the current advisory agreement. The Board considered that the level of service and manner in which each New Portfolio’s assets are managed were expected to remain the same.

The Board considered that, for a period of time after closing, the Adviser expects that the operations of the Adviser, as they relate to the New Portfolios, would be the same as those of the Adviser currently. The Board considered that the Adviser’s key personnel who provide services to the New Portfolios are expected to provide those same services after the Merger. The Board also noted that the Merger is not expected to result in any change in the structure or operations of the New Portfolios and that the Adviser does not currently anticipate any immediate changes to the New Portfolios’ key service providers.

In evaluating the Adviser, the Board considered the history, background, reputation and qualification of the Adviser and Henderson, as well as their personnel and Henderson’s financial condition. The Board considered that Henderson is a global asset management firm that was established in 1934, and that it has a long history of asset management around the world. The Board also considered the Adviser’s capabilities, experience, corporate structure and capital resources, as well as the Adviser’s long-term business goals with respect to the Merger and the New Portfolios.

Based on its consideration and review of the foregoing information, the Board determined that each New Portfolio was likely to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on their experience, personnel, operations and resources.

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Protective Life Dynamic Allocation Series - Conservative Portfolio

Additional Information (unaudited)

Cost of the services to be provided and profits to be realized by the Adviser from the relationship with the New Portfolios; “fall-out” benefits.    The Board noted that the applicable contractual expense limitations by the Adviser for each New Portfolio, as well as the cap on certain acquired fund fees and expenses currently in place for each New Portfolio, will remain in place and unchanged under the New Advisory Agreement.

The Board also discussed the anticipated costs and projected profitability of the Adviser in connection with its serving as investment adviser to each New Portfolio, including operational costs. In addition, the Board discussed that the New Portfolios’ expenses were not expected to increase materially as a result of the Merger. The Board also noted that Henderson does not currently provide any investment management services to other variable insurance products. In light of the nature, extent and quality of services proposed to be provided by the Adviser and the costs expected to be incurred by the Adviser in rendering those services, the Board concluded that the level of fees proposed to be paid to the Adviser with respect to the New Portfolios were fair and reasonable.

The extent to which economies of scale would be realized as the New Portfolios grow and whether fee levels would reflect such economies of scale.    The Board next discussed potential economies of scale. The Board discussed the promised continued commitment to expand the distribution of New Portfolio shares, and the potential for increased distribution capabilities as a result of the Merger, which have the potential to result in long-term economies of scale.

The Board also noted that since the Trust is newly formed, the eventual aggregate amount of assets was uncertain, and therefore specific information concerning the extent to which economies of scale would be realized as each New Portfolio grows and whether fee levels would reflect such economies of scale, if any, was difficult to determine. The Board recognized the uncertainty in launching new investment products and estimating future asset levels.

Other benefits to the Adviser.    The Board considered other potential benefits that may accrue to the Adviser as a result of its relationship with the New Portfolios, which include reputational benefits that may enhance the Adviser’s ability to gain business opportunities from other clients.

Conclusion.    No single factor was determinative to the decision of the Board. Based on, but not limited to, the foregoing, and such other matters as were deemed relevant, the Board concluded that the New Advisory Agreement was fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment.

After full consideration of the above factors, as well as other factors, the Trustees, with the Independent Trustees voting separately, determined to approve the New Advisory Agreement with respect to the New Portfolios.

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Additional Information (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Portfolio’s performance and characteristics stack up against those of comparable indices.

If the Portfolio invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was June 30, 2017. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Portfolio with one or more widely used market indices. When comparing the performance of the Portfolio with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Portfolio with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

Cumulative total returns are quoted for a Portfolio with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Portfolio’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Portfolio’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Portfolio’s Schedule of Investments. This schedule reports the types of securities held in the Portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Portfolio invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Portfolio exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Portfolio’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Portfolio’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Portfolio on the last day of the reporting period.

24	JUNE 30, 2017

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Useful Information About Your Portfolio Report (unaudited)

The Portfolio’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Portfolio shares sold to investors but not yet settled. The Portfolio’s liabilities include payables for securities purchased but not yet settled, Portfolio shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Portfolio’s net assets. Because the Portfolio must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Portfolio’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Portfolio’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Portfolio holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Portfolio.

The next section reports the expenses incurred by the Portfolio, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Portfolio will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Portfolio during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Portfolio holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Portfolio’s net assets during the reporting period. Changes in the Portfolio’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Portfolio’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Portfolio’s investment operations. The Portfolio’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Portfolio to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Portfolio’s net assets will not be affected. If you compare the Portfolio’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Portfolio’s net assets. This is because the majority of the Portfolio’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Portfolio through purchases or withdrawals via redemptions. The Portfolio’s net assets will increase and decrease in value as investors purchase and redeem shares from the Portfolio.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Portfolio’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the

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Useful Information About Your Portfolio Report (unaudited)

period. The next line reflects the total return for the period. Also included are ratios of expenses and net investment income to average net assets.

The Portfolio’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Portfolio during the reporting period. Do not confuse this ratio with the Portfolio’s yield. The net investment income ratio is not a true measure of the Portfolio’s yield because it does not take into account the dividends distributed to the Portfolio’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Portfolio. Portfolio turnover is affected by market conditions, changes in the asset size of the Portfolio, fluctuating volume of shareholder purchase and redemption orders, the nature of the Portfolio’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

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Useful Information About Your Portfolio Report (unaudited)

A Special Meeting of Shareholders of the Portfolios was held on March 17, 2017.  At the meeting, the following matter was voted on and approved by the Shareholders.  Each vote reported represents one dollar of net asset value held on the record date for the meeting.  The results of the Special Meeting of Shareholders are noted below.

Proposals
1. To approve a new investment advisory agreement.

	Number of Votes ($)
Record Date Votes ($)	Affirmative	Against	Abstain	BVN	Total
8,578,744.332	7,958,818.590	0.000	0.000	0.000	7,958,818.590

Percentage of Total Outstanding Votes (%)					Percentage Voted (%)
Affirmative	Against	Abstain	BVN	Total	Affirmative	Against	Abstain	BVN	Total
92.774	0.000	0.000	0.000	92.774	100.000	0.000	0.000	0.000	100.000

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Shareholder Meeting (unaudited)

NotesPage1

28	JUNE 30, 2017

Protective Life Dynamic Allocation Series - Conservative Portfolio

Notes

NotesPage2

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Notes

This report is submitted for the general information of shareholders of the Portfolio. It is not an offer or solicitation for the Portfolio and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson and Janus are trademarks or registered trademarks of Janus Henderson Investors. © Janus Henderson Investors.  The name Janus Henderson Investors includes HGI Group Limited, Henderson Global Investors (Brand Management) Sarl and Janus International Holding LLC.

Protective Life Dynamic Allocation Series Portfolios are distributed by Janus Henderson Distributors and exclusively offered in connection with variable annuity contracts issued by Protective Life Insurance Company and its affiliates. Janus Henderson is not affiliated with Protective Life.

109-24-93063 08-17

30	JUNE 30, 2017

SEMIANNUAL REPORT June 30, 2017

Protective Life Dynamic Allocation Series - Growth Portfolio

Clayton Street Trust

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your portfolio • Portfolio performance, characteristics and holdings

Protective Life Dynamic Allocation Series - Growth Portfolio

Protective Life Dynamic Allocation Series - Growth Portfolio (unaudited)

PORTFOLIO SNAPSHOT

This global asset allocation portfolio can help investors remove the emotion from investing by following a rules-based asset allocation process. The Portfolio looks to shift equity allocations to and from cash weekly based on market signals, with a goal to grow assets over time while mitigating downside risk.

Edward K. Tom co-portfolio manager	Benjamin Wang co-portfolio manager	Scott M. Weiner co-portfolio manager

PERFORMANCE OVERVIEW

Protective Life Dynamic Allocation Series – Growth Portfolio returned 10.95% during the six month period ending June 30, 2017. This compares with a return of 11.48% for its benchmark, the MSCI All Country World Index.

MARKET ENVIRONMENT

Global stocks kicked off the period continuing their post-U.S. election rally as the market hoped that the Trump administration would champion pro-growth reforms. The promise of regulatory and tax relief enabled investors to take in stride March and June interest rate hikes by the Federal Reserve (Fed). Improving economic data in Europe partially offset concerns surrounding populist insurgencies in Dutch and French elections. Markets cheered the victory of Emmanuel Macron in France as confirmation of support for integrated European economies. On a sector basis, technology, health care and industrials stocks led global markets higher. Only energy registered negative returns, impacted by a roughly 17% drop in the price of the global crude oil benchmark. By period end, several benchmark U.S. indices achieved record highs, as did Germany’s blue chip benchmark.

PERFORMANCE DISCUSSION

For the period, all components of the Portfolio delivered positive returns, though, in aggregate, less than that of the benchmark. Japanese and small-cap U.S. equities contributed least to performance. Gains were concentrated in the Fund’s large-cap and high-growth equity holdings. A position with exposure to European equities also contributed as continental shares continued to benefit from an improving economic environment.

Thank you for investing in Protective Life Dynamic Allocation Series – Growth Portfolio

Asset Allocation - (% of Net Assets)
Investment Companies	104.9%
Repurchase Agreements	1.4%
Other	(6.3)%
100.0%

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Protective Life Dynamic Allocation Series - Growth Portfolio (unaudited)

Performance

See important disclosures on the next page.

				Expense Ratios -
Average Annual Total Return - for the periods ended June 30, 2017				per the May 1, 2017 prospectus
	Fiscal Year-to-Date	One Year	Since Inception*	Total Annual Fund Operating Expenses	Net Annual Fund Operating Expenses
Protective Life Dynamic Allocation Series - Growth Portfolio	10.95%	18.59%	15.14%	3.40%	0.90%
MSCI All Country World Index	11.48%	18.78%	17.58%
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.456.6330.
Net expense ratios reflect the expense waiver, if any, contractually agreed to through 5/1/18.

Performance may be affected by risks that include those associated with non-diversification, portfolio turnover, short sales, potential conflicts of interest, foreign and emerging markets, initial public offerings (IPOs), high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), derivatives, and commodity-linked investments. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Performance of the Protective Life Dynamic Allocation Series Portfolios depends on that of the underlying funds. They are subject to risk with respect to the aggregation of holdings of underlying funds which may result in increased volatility as a result of indirectly having concentrated assets in a particular industry, geographical sector, or single company.

No assurance can be given that the investment strategy will be successful under all or any market conditions. Janus Capital Management does not have prior experience using the methodology, a proprietary methodology co-developed by Janus Capital Management and Protective Life Insurance Company. Although it is designed to achieve the Portfolios’ investment objectives, there is no guarantee that it will achieve the desired results.

Returns shown do not represent actual returns since they do not include insurance charges. Returns shown would have been lower had they included insurance charges.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

See Financial Highlights for actual expense ratios during the reporting period.

Until three years from inception, expenses previously waived or reimbursed may be recovered if the expense ratio falls below certain limits.

When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2017 Morningstar, Inc. All Rights Reserved.

2	JUNE 30, 2017

Protective Life Dynamic Allocation Series - Growth Portfolio (unaudited)

Performance

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Portfolio Report.”

Effective 5/1/17, Edward Tom, Benjamin Wang and Scott Weiner are Co-Portfolio Managers of the Portfolio.

* The Portfolio’s inception date – April 7, 2016

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Protective Life Dynamic Allocation Series - Growth Portfolio (unaudited)

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in the Portfolio or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as any charges at the separate account level or contract level. These fees are fully described in the Portfolio’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (1/1/17)	Ending Account Value (6/30/17)	Expenses Paid During Period (1/1/17 - 6/30/17)†	Beginning Account Value (1/1/17)	Ending Account Value (6/30/17)	Expenses Paid During Period (1/1/17 - 6/30/17)†	Net Annualized Expense Ratio (1/1/17 - 6/30/17)
	$1,000.00	$1,109.50	$3.50	$1,000.00	$1,021.47	$3.36	0.67%
†

Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Portfolio’s prospectus for more information regarding waivers and/or reimbursements.

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Protective Life Dynamic Allocation Series - Growth Portfolio

Schedule of Investments (unaudited)

June 30, 2017

Shares or Principal Amounts		Value
Investment Companies – 104.9%
Exchange-Traded Funds (ETFs) – 99.9%
iShares MSCI All Country Asia ex Japan	.26,819	$1,808,942
iShares MSCI Japan	32,787	1,759,023
iShares MSCI United Kingdom	106,822	3,560,377
iShares Russell 2000	37,034	5,218,831
PowerShares QQQ Trust Series 1	38,225	5,261,289
SPDR EURO STOXX 50#	94,798	3,646,879
SPDR S&P500 Trust	57,396	13,878,353
		35,133,694
Investments Purchased with Cash Collateral from Securities Lending – 5.0%
Janus Cash Collateral Fund LLC, 0.8560%ºº,£	1,761,700	1,761,700
Total Investment Companies (cost $34,010,089)		36,895,394
Repurchase Agreements – 1.4%
Undivided interest of 0.5% in a joint repurchase agreement (principal amount $100,700,000 with a maturity value of $100,708,895) with Credit Agricole, New York, 1.0600%, dated 6/30/17, maturing 7/3/17 to be repurchased at $500,044 collateralized by $99,135,900 in U.S. Treasuries 2.6250%, 11/15/20 with a value of $102,714,086 (cost $500,000)	$500,000	500,000
Total Investments (total cost $34,510,089) – 106.3%		37,395,394
Liabilities, net of Cash, Receivables and Other Assets – (6.3)%		(2,220,056)
Net Assets – 100%		$35,175,338

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$32,075,994	85.8%
United Kingdom	3,560,377	9.5
Japan	1,759,023	4.7

Total	$37,395,394	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

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Notes to Schedule of Investments and Other Information (unaudited)

Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based measure of the investment grade, US dollar-denominated, fixed-rate taxable bond market.
MSCI All Country World IndexSM

An unmanaged, free float-adjusted market capitalization weighted index composed of stocks of companies located in countries throughout the world. It is designed to measure equity market performance in global developed and emerging markets. The index includes reinvestment of dividends, net of foreign withholding taxes.

LLC	Limited Liability Company
SPDR	Standard & Poor's Depositary Receipt

ºº	Rate shown is the 7-day yield as of June 30, 2017.

#	Loaned security; a portion of the security is on loan at June 30, 2017.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended June 30, 2017. Unless otherwise indicated, all information in the table is for the period ended June 30, 2017.

Share			Share
Balance			Balance	Realized	Dividend	Value
at 12/31/16	Purchases	Sales	at 6/30/17	Gain/(Loss)	Income	at 6/30/17

Janus Cash Collateral Fund LLC
—	22,224,538	(20,462,838)	1,761,700	$—	$3,636(1)	$1,761,700
(1)	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of June 30, 2017. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Investment Companies	$35,133,694	$1,761,700	$-
Repurchase Agreements	-	500,000	-
Total Assets	$35,133,694	$2,261,700	$-

6	JUNE 30, 2017

Protective Life Dynamic Allocation Series - Growth Portfolio

Statement of Assets and Liabilities (unaudited)

June 30, 2017

Assets:
Investments, at cost(1)	$34,510,089
Unaffiliated investments, at value(2)	35,133,694
Affiliated investments, at value	1,761,700
Repurchase agreements, at value	500,000
Cash	68,251
Receivables:
Due from adviser	79,876
Dividends	79,798
Other assets	(71,143)
Total Assets	37,552,176
Liabilities:
Collateral for securities loaned (Note 2)	1,761,700
Payables:	—
Investments purchased	507,038
Professional fees	14,549
Advisory fees	12,051
12b-1 Distribution and shareholder servicing fees	7,532
Non-interested Trustees' fees and expenses	5,058
Transfer agent fees and expenses	3,154
Portfolio administration fees	2,343
Portfolio shares repurchased	1,143
Custodian fees	22
Accrued expenses and other payables	62,248
Total Liabilities	2,376,838
Net Assets	$35,175,338
Net Assets Consist of:
Capital (par value and paid-in surplus)	$32,327,051
Undistributed net investment income/(loss)	95,462
Undistributed net realized gain/(loss) from investments	(132,480)
Unrealized net appreciation/(depreciation) of investments	2,885,305
Total Net Assets	$35,175,338
Net Assets	$35,175,338
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,975,066
Net Asset Value Per Share	$11.82

(1) Includes cost of repurchase agreements of $500,000. (2) Includes $1,722,452 of securities on loan. See Note 2 in Notes to Financial Statements.

See Notes to Financial Statements.

Clayton Street Trust	7

Protective Life Dynamic Allocation Series - Growth Portfolio

Statement of Operations (unaudited)

For the period ended June 30, 2017

Investment Income:
Dividends	$299,864
Affiliated securities lending income, net	3,636
Interest	1,027
Total Investment Income	304,527
Expenses:
Advisory fees	52,225
12b-1 Distribution and shareholder servicing fees	32,640
Transfer agent administrative fees and expenses	13,056
Other transfer agent fees and expenses	610
Compliance Office Fees	61,427
Professional fees	34,740
Portfolio administration fees	14,870
Non-interested Trustees’ fees and expenses	11,784
Custodian fees	2,558
Shareholder reports expense	359
Other expenses	9,197
Total Expenses	233,466
Less: Excess Expense Reimbursement	(146,181)
Net Expenses	87,285
Net Investment Income/(Loss)	217,242
Net Realized Gain/(Loss) on Investments:
Investments	(954)
Total Net Realized Gain/(Loss) on Investments	(954)
Change in Unrealized Net Appreciation/Depreciation:
Investments	2,271,241
Total Change in Unrealized Net Appreciation/Depreciation	2,271,241
Net Increase/(Decrease) in Net Assets Resulting from Operations	$2,487,529

See Notes to Financial Statements.

8	JUNE 30, 2017

Protective Life Dynamic Allocation Series - Growth Portfolio

Statement of Changes in Net Assets

	Period ended June 30, 2017 (unaudited)	Period ended December 31, 2016(1)

Operations:
Net investment income/(loss)	$217,242	$98,903
Net realized gain/(loss) on investments	(954)	(131,526)
Change in unrealized net appreciation/depreciation	2,271,241	614,064
Net Increase/(Decrease) in Net Assets Resulting from Operations	2,487,529	581,441
Dividends and Distributions to Shareholders:
Dividends from Net Investment Income	(220,683)	—
Capital Shares Transactions	14,807,224	17,519,827
Net Increase/(Decrease) in Net Assets	17,074,070	18,101,268
Net Assets:
Beginning of period	18,101,268	—
End of period	$35,175,338	$18,101,268

Undistributed Net Investment Income/(Loss)	$95,462	$98,903

(1) Period from April 7, 2016 (inception date) through December 31, 2016.

See Notes to Financial Statements.

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Protective Life Dynamic Allocation Series - Growth Portfolio

Financial Highlights

For a share outstanding during the period ended June 30, 2017 (unaudited) and the period ended December 31, 2016	2017	2016(1)
Net Asset Value, Beginning of Period	$10.72	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.09	0.13
Net realized and unrealized gain/(loss)	1.09	0.59
Total from Investment Operations	1.18	0.72
Less Dividends and Distributions:
Dividends (from net investment income)	(0.08)	—
Distributions (from capital gains)	—	—
Total Dividends and Distributions	(0.08)	—
Net Asset Value, End of Period	$11.82	$10.72
Total Return*	10.95%	7.20%
Net Assets, End of Period (in thousands)	$35,175	$18,101
Average Net Assets for the Period (in thousands)	$26,055	$7,512
Ratios to Average Net Assets**:
Ratio of Gross Expenses(3)	1.81%	3.24%
Ratio of Net Expenses (After Waivers and Expense Offsets)(3)	0.68%	0.73%
Ratio of Net Investment Income/(Loss)(3)	1.68%	1.79%
Portfolio Turnover Rate	5%	46%

* Total return not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from April 7, 2016 (inception date) through December 31, 2016.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Portfolio invests.

See Notes to Financial Statements.

10	JUNE 30, 2017

Protective Life Dynamic Allocation Series - Growth Portfolio

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Protective Life Dynamic Allocation Series - Growth Portfolio (the “Portfolio”) is a series of Clayton Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Portfolio operates as a “fund of funds,” meaning substantially all of the Portfolio’s assets will be invested in exchange-traded funds (the “underlying funds”). The Trust offers three portfolios with differing investment objectives and policies. The Portfolio seeks total return through growth of capital, balanced by capital preservation. The Portfolio is classified as nondiversified, as defined in the 1940 Act.

The Portfolio currently offers one class of shares. The shares are offered in connection with investment in and payments under variable annuity contracts issued exclusively by Protective Life Insurance Company and its affiliates ("Protective Life").

Underlying Funds

The Portfolio invests in a dynamic portfolio of exchange-traded funds across seven different equity asset classes and a cash allocation, including money market instruments. The equity asset classes are adjusted weekly based on market conditions pursuant to a proprietary, quantitative-based allocation program. Over the long term, and when fully invested, the Portfolio seeks to maintain an asset allocation of approximately 100% global equity investments . Additional details and descriptions of the investment objectives and strategies of each of the potential underlying funds are available in the Portfolio's prospectus.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio, including the underlying funds, are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). The values of the Portfolio's investments in the underlying funds are based upon the closing price of such underlying funds on the applicable exchange. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

The Portfolio classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds.

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Protective Life Dynamic Allocation Series - Growth Portfolio

Notes to Financial Statements (unaudited)

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2017 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Initial Organization and Offering Costs

Organization costs paid in connection with the organization of the Portfolio are expensed at the time the Portfolio commences operations or as incurred thereafter. Offering costs paid in connection with the initial offering of shares are amortized using a straight-line basis over the first 12 months from the time the Portfolio commences. Amortized offering cost amounts and organization costs expensed are shown as “Initial organization and offering costs” on the Statement of Operations. Amounts remaining to be amortized, if any, are shown as “Initial offering costs” in the asset section of the Statement of Assets and Liabilities.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex dividend date. Any distributions from the underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses

The Portfolio bears expenses incurred specifically on its behalf. Additionally, the Portfolio, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Portfolio may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolio’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

12	JUNE 30, 2017

Protective Life Dynamic Allocation Series - Growth Portfolio

Notes to Financial Statements (unaudited)

Dividends and Distributions

The Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).

Federal Income Taxes

The Portfolio intends to continue to to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the underlying funds, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the underlying funds’ ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Certain provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the underlying funds and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or

Clayton Street Trust	13

Protective Life Dynamic Allocation Series - Growth Portfolio

Notes to Financial Statements (unaudited)

droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s or an underlying fund's investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio or an underlying fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Portfolio may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Exchange-Traded Funds

ETFs are typically open-end investment companies, which may be actively managed or passively managed, that generally seek to track the performance of a specific index. ETFs are traded on a national securities exchange at market prices that may vary from the NAV of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount. As a result, the Portfolio may pay more or less than NAV when it buys ETF shares, and may receive more or less than NAV when it sells those shares. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Portfolio’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

Offsetting Assets and Liabilities

The Portfolio presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Portfolio, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Portfolio does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.

Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. For financial reporting purposes, the Portfolio does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Securities on loan will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. The value of the collateral must be at least 102% of the market value of the loaned securities

14	JUNE 30, 2017

Protective Life Dynamic Allocation Series - Growth Portfolio

Notes to Financial Statements (unaudited)

that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Upon receipt of cash collateral, Janus Capital intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The following table presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Portfolio's Schedule of Investments.

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Protective Life Dynamic Allocation Series - Growth Portfolio

Notes to Financial Statements (unaudited)

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

Credit Agricole, New York	$500,000	$—	$(500,000)	$—
Deutsche Bank AG	1,722,452	—	(1,722,452)	—

Total	$2,222,452	$—	$(2,222,452)	$—
(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Repurchase Agreements

The Portfolio and other funds advised by Janus Capital or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Repurchase agreements held by the Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

16	JUNE 30, 2017

Protective Life Dynamic Allocation Series - Growth Portfolio

Notes to Financial Statements (unaudited)

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of June 30, 2017, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $1,722,452. Gross amounts of recognized liabilities for securities lending (collateral received) as of June 30, 2017 is $1,761,700, resulting in the net amount due to the counterparty of $39,248.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Portfolio pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. The Portfolio’s contractual investment advisory fee rate (expressed as an annual rate) is 0.40% of its average daily net assets.

Janus Capital has contractually agreed to waive the advisory fee payable by the Portfolio or reimburse expenses in an amount equal to the amount, if any, that the Portfolio’s normal operating expenses including the investment advisory fee, but excluding the 12b-1 distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes and extraordinary expenses, exceed the annual rate of 0.55% of the Portfolio’s average daily net assets. Janus Capital has agreed to continue the waiver until at least May 1, 2018. If applicable, amounts reimbursed to the Portfolio by Janus Capital are disclosed as “Excess Expense Reimbursement” on the Statement of Operations.

Janus Capital may recover from the Portfolio fees and expenses previously waived or reimbursed during the period beginning with the Portfolio’s commencement of operations and expiring on the third anniversary of the commencement of operations. Janus Capital may elect to recoup such amounts only if: (i) recoupment is obtained within three years from the date an amount is waived or reimbursed to the Portfolio, and (ii) the Portfolio’s expense ratio at the time of recoupment, inclusive of the recoupment amounts, does not exceed the expense limit at the time of waiver or at the time of recoupment. If applicable, this amount is disclosed as “Recoupment expense” on the Statement of Operations. During the period ended June 30, 2017, Janus Capital reimbursed the Portfolio $146,181 of fees and expenses that are eligible for recoupment. As of June 30, 2017, the aggregate amount of recoupment that may potentially be made to Janus Capital is $284,898. The recoupment of such reimbursements expires April 7, 2019.

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Portfolio’s transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Portfolio. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Janus Services receives an administrative services fee at an annual rate of 0.10% of the Portfolio’s average daily net assets for providing, or arranging for the provision by Protective Life of administrative services, including recordkeeping, subaccounting, order processing, or other shareholder services provided on behalf of shareholders of the Portfolio. Janus Services expects to use this entire fee to compensate Protective Life for providing these services to its customers who invest in the Portfolio. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by Protective Life may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing contract holders, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus Capital.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Portfolio may pay the Trust’s distributor, Janus Distributors LLC (“Janus Distributors”), a wholly-owned subsidiary of Janus Capital, a fee at an annual rate of up to 0.25% of the average daily net assets of the Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to Protective

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Notes to Financial Statements (unaudited)

Life or other intermediaries as compensation for distribution and/or shareholder services performed by Protective Life or its agents, or by such intermediary. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and servicing fees, and the payments may exceed 12b-1 distribution and servicing fees actually incurred. If any of the Portfolio’s actual 12b-1 distribution and servicing fees incurred during a calendar year are less than the payments made during a calendar year, the Portfolio will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

Janus Capital furnishes certain administration, compliance, and accounting services for the Portfolio and is reimbursed by the Portfolio for certain of its costs in providing those services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. Janus Capital provides office space for the Portfolio. Some expenses related to compensation payable to the Janus Henderson funds’ Chief Compliance Officer and compliance staff are shared with the Portfolio. The Portfolio also pays for some or all of the salaries, fees, and expenses of certain Janus Capital employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Portfolio. The Portfolio pays these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital provides to the Portfolio. These amounts are disclosed as “Portfolio administration fees” on the Statement of Operations. Some expenses related to compensation payable to the Portfolio's Chief Compliance Officer and compliance staff are shared with the Portfolio. Total compensation of $117,611 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended June 30, 2017. The Portfolio's portion is reported as part of “Other expenses” on the Statement of Operations.

The Portfolio is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by Janus Capital Management LLC in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Portfolio and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Portfolio from or to another fund or account that is or could be considered an affiliate of the Portfolio under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended June 30, 2017, the Portfolio engaged in cross trades amounting to $388,681 in purchases and $526,798 in sales, resulting in a net realized gain of $1,459. The net realized gain is included within the “Net Realized Gain/(Loss) on Investments” section of the Portfolio’s Statement of Operations.

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Notes to Financial Statements (unaudited)

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

Accumulated capital losses noted below represent net capital loss carryovers, as of December 31, 2016, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Capital Loss Carryover Schedule
For the period ended December 31, 2016
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$ (50,316)	$ -	$ (50,316)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2017 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 34,599,521	$ 2,795,873	$ -	$ 2,795,873

5. Capital Share Transactions

	Period ended June 30, 2017		Period ended December 31, 2016(1)
	Shares	Amount	Shares	Amount

Shares sold	1,307,857	$15,033,500	1,747,004	$18,132,702
Reinvested dividends and distributions	18,483	220,682	-	-
Shares repurchased	(40,041)	(446,958)	(58,237)	(612,875)
Net Increase/(Decrease)	1,286,299	$14,807,224	1,688,767	$17,519,827
(1)	Period from April 7, 2016 (inception date) through December 31, 2016.

6. Purchases and Sales of Investment Securities

For the period ended June 30, 2017, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$16,042,448	$ 1,256,028	$ -	$ -

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Notes to Financial Statements (unaudited)

7. Merger Related Matters

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital, the investment adviser to the Portfolio, and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (“Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson merged with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson.

The consummation of the Merger may have been deemed to cause an “assignment” (as defined in the 1940 Act) of the advisory agreement between the Portfolio and Janus Capital. As a result, the consummation of the Merger may have caused the pre-merger investment advisory agreement to terminate automatically in accordance with its terms.

On October 24, 2016, the Trustees approved, subject to shareholder approval, a new investment advisory agreement between the Portfolio and Janus Capital in order to permit Janus Capital to continue providing advisory services to the Portfolio following the closing of the Merger (“Post-Merger Advisory Agreement”). At the same meeting, the Trustees approved submitting the Post-Merger Advisory Agreement to Portfolio shareholders for approval.

On March 17, 2017, Portfolio shareholders approved the Post-Merger Advisory Agreement, which took effect upon the consummation of the Merger on May 30, 2017.

8. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to June 30, 2017 and through the date of issuance of the Portfolio’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s financial statements.

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Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Portfolio’s website at janus.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Portfolio files its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days of the end of such fiscal quarter. The Portfolio’s Form N-Q: (i) is available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling Janus at 1-800-525-0020 (toll free).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD WITH THE ADVISER POST-MERGER

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital Management LLC, the investment adviser to the New Portfolios (the “Adviser”), and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (“Merger Agreement”) relating to the business combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson will merge with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson. The Merger is expected to close in the second quarter of 2017, subject to requisite shareholder and regulatory approvals.

The Trustees of the Trust, the majority of which are Independent Trustees, met on October 24, 2016, at an in person meeting called for the purpose of considering the proposed investment advisory agreements (the “New Advisory Agreements”) between the Adviser and the Trust acting on behalf of each of the New Portfolios, and at meetings held at various times in advance of that date. The Independent Trustees met with representatives of the Adviser to discuss the anticipated effects of the Merger. During these meetings, the Adviser indicated its belief that the Merger would not adversely affect the continued operation of the New Portfolios or the capabilities of the investment advisory personnel who currently manage the New Portfolios to continue to provide these and other services to the New Portfolios at the current levels. The Adviser also indicated that it believed that the Merger could provide certain benefits to the New Portfolios but that there could be no assurance as to any particular benefits that might result. In considering the New Advisory Agreements, the Trustees took the new, post-Merger capital structure of the Adviser into account.

In the course of their consideration of the New Advisory Agreement, the Trustees met in executive session and were advised by their independent counsel. In this regard, the Board, including the Independent Trustees, evaluated the terms of the New Advisory Agreement and reviewed the duties and responsibilities of the Trustees in evaluating and approving such agreements. In considering approval of the New Advisory Agreement, the Board, including the Independent Trustees, reviewed the board materials (the “Materials”) and other information provided in advance of the meeting from counsel, the Adviser, as well as from Henderson, including: (i) a copy of the form of New Advisory Agreement, with respect to the Adviser’s management of the assets of each New Portfolio; (ii) information describing the nature, quality and extent of the services that will be provided to each New Portfolio, and the fees that will be charged to the New Portfolios; (iii) information concerning the Adviser’s and Henderson’s financial condition, business, operations, portfolio management teams and compliance programs; (iv) information describing each New Portfolio’s anticipated advisory fee and operating expenses; (v) information concerning the anticipated structure of the Adviser’s parent company as a result of the Merger; and (v) a memorandum from counsel on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser. The Board also noted the information previously provided to the Board during 2016 related to the initial approvals of each New Portfolio.

During its review of this information, the Board focused on and analyzed the factors that the Board deemed relevant, including, among other matters:

• That the material terms regarding advisory services pursuant to the New Advisory Agreement are substantially identical to the terms of the current advisory agreement with the Adviser;

• That there is not expected to be any diminution in the nature, extent and quality of the services provided to the New Portfolios and their shareholders by the Adviser, including compliance services;

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Additional Information (unaudited)

• The commitment of the Adviser to retain key personnel currently employed by the Adviser who provide services to the New Portfolios;

• That the manner in which each New Portfolio’s assets are managed would not change as a result of the Merger, and that the same portfolio managers managing each New Portfolio’s assets are expected to continue to do so after the Merger;

• The terms and conditions of the New Advisory Agreement, including the current advisory fee rates and operational expenses, are the same as the current fee rates under the current advisory agreement;

• That each New Portfolio’s expense ratios are not expected to increase as a result of the Merger or approval of the New Advisory Agreement;

• That the fees and expense ratios of the New Portfolios relative to comparable investment companies continue to be reasonable given the quality of services provided;

• The history, reputation, qualification and background of Henderson, as well as its financial condition;

• The reputation, financial strength, corporate structure and capital resources of Henderson and its investment advisory subsidiaries and the anticipated financial strength of the post-merger parent of the Adviser (“Janus Henderson”);

• The long-term business goals of the Adviser and Henderson with respect to the New Portfolios;

• That, pursuant to the terms of the Merger, Henderson has acknowledged the Adviser’s reliance upon the benefits and protections provided by Section 15(f) and has agreed not to take, and to cause its affiliates not to take, any action that would have the effect, directly or indirectly, of causing the requirements of any of the provisions of Section 15(f) not to be met in respect of the Merger;

• The provisions of the Merger Agreement that indicate that for a period of two years after the closing of the Merger, there shall not be imposed any “unfair burden” (as set forth and described in Section 15(f) of the 1940 Act) as a result of the Merger, or any express or implied terms, conditions or understandings applicable to the Merger;

• That shareholders would not bear any costs in connection with the Merger, that the Adviser will bear the costs, fees and expenses incurred by the New Portfolios in connection with the proxy statement, including all expenses in connection with the solicitation of proxies, the fees and expenses of attorneys relating to the Merger and proxy statement, and other fees and expenses incurred by the New Portfolios, if any, in connection with the Merger;

• The Adviser’s commitment to provide resources to the New Portfolios and the potential for increased distribution capabilities due to the anticipated increase of sales related resources and geographic scale resulting from as a result of the Merger, which have the potential to increase the assets of the New Portfolios, and which in turn could result in long-term economies of scale to the New Portfolios; and

• That the Adviser and Henderson would derive benefits from the Merger and that, as a result, they have a different financial interest in the matters that were being considered than do New Portfolio shareholders.

In connection with their consideration of the New Advisory Agreements on October 24, 2016, the Board noted that, in February 2016, the Board had initially approved the new Portfolios’ current investment advisory agreements. The Trustees considered that, in connection with the foregoing approvals, the Board had determined that the Adviser had the capabilities, resources and personnel necessary to provide the services to each New Portfolio as required under the current investment advisory agreement, and the advisory fee rates paid by each New Portfolio, taking into account the contractual expense limitations by the Adviser for each New Portfolio and the applicable caps on certain acquired fund fees and expenses, represented reasonable compensation to the Adviser in light of the services provided. The Trustees noted that the Board also considered the cost to the Adviser of providing those services, potential economies of scale as each New Portfolio’s assets grow, the fees and expenses paid by other comparable funds, and such other matters as the Board had considered relevant in the exercise of their reasonable business judgment. The Board noted the Adviser’s confirmation that there had been no material changes to this information previously considered by the Board.

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Additional Information (unaudited)

To inform their consideration of the New Advisory Agreement, the Independent Trustees received and considered responses by the Adviser and Henderson to inquiries requesting information regarding: Henderson’s structure, operations, financial resources and key personnel; the material aspects of the Merger, the proposed operations of Janus Henderson and its compliance program, code of ethics, trading policies and key management and investment personnel, including each New Portfolio’s portfolio managers; and anticipated changes to the management or operations of the Board and the New Portfolios, including, if applicable, any changes to the New Portfolios’ service providers, advisory fees and expense structure.

In considering the information and materials described above, the Independent Trustees received assistance from, and met separately with, independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to the approval of advisory agreements. The Board did not identify any particular information that was most relevant to its consideration to approve the New Advisory Agreement for each New Portfolio and each Trustee may have afforded different weight to the various factors. Legal counsel to the Independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of the New Advisory Agreement. In determining whether to approve the New Advisory Agreement, the Board considered the best interests of each New Portfolio separately.

In voting to approve the New Advisory Agreement, the Board considered the overall fairness of the New Advisory Agreement and factors it deemed relevant with respect to each New Portfolio, including, but not limited to: (i) the nature, extent and quality of the services to be provided by the Adviser, (ii) that the investment personnel who currently manage the New Portfolio s would continue to manage the New Portfolios as employees of the Adviser, (iii) that the fees and expenses of the New Portfolios after the Merger are expected to remain the same, (iv) the projected profitability of the New Portfolios to the Adviser and its affiliates; (v) whether the projected economies of scale would be realized as the New Portfolios grow and whether any breakpoints are appropriate at certain asset levels; and (vi) other benefits that may accrue to the Adviser from its relationship with the New Portfolios. The Board also considered that the Merger might not be consummated if the New Advisory Agreement was not approved by the Board and the shareholders of each New Portfolio.

Although not meant to be all-inclusive, set forth below is a description of the information and certain factors that were considered by the Board, including the Independent Trustees, in deciding to approve the New Advisory Agreement in respect of each New Portfolio:

The nature, extent and quality of services to be provided by the Adviser; personnel and operations of the Adviser.  In considering the nature, extent and quality of the services to be provided by the Adviser under the New Advisory Agreement, the Board considered that the terms of the New Advisory Agreement are substantially similar to the terms of the current advisory agreement. The Board considered that the level of service and manner in which each New Portfolio’s assets are managed were expected to remain the same.

The Board considered that, for a period of time after closing, the Adviser expects that the operations of the Adviser, as they relate to the New Portfolios, would be the same as those of the Adviser currently. The Board considered that the Adviser’s key personnel who provide services to the New Portfolios are expected to provide those same services after the Merger. The Board also noted that the Merger is not expected to result in any change in the structure or operations of the New Portfolios and that the Adviser does not currently anticipate any immediate changes to the New Portfolios’ key service providers.

In evaluating the Adviser, the Board considered the history, background, reputation and qualification of the Adviser and Henderson, as well as their personnel and Henderson’s financial condition. The Board considered that Henderson is a global asset management firm that was established in 1934, and that it has a long history of asset management around the world. The Board also considered the Adviser’s capabilities, experience, corporate structure and capital resources, as well as the Adviser’s long-term business goals with respect to the Merger and the New Portfolios.

Based on its consideration and review of the foregoing information, the Board determined that each New Portfolio was likely to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on their experience, personnel, operations and resources.

Cost of the services to be provided and profits to be realized by the Adviser from the relationship with the New Portfolios; “fall-out” benefits.    The Board noted that the applicable contractual expense limitations by the Adviser for each New

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Additional Information (unaudited)

Portfolio, as well as the cap on certain acquired fund fees and expenses currently in place for each New Portfolio, will remain in place and unchanged under the New Advisory Agreement.

The Board also discussed the anticipated costs and projected profitability of the Adviser in connection with its serving as investment adviser to each New Portfolio, including operational costs. In addition, the Board discussed that the New Portfolios’ expenses were not expected to increase materially as a result of the Merger. The Board also noted that Henderson does not currently provide any investment management services to other variable insurance products. In light of the nature, extent and quality of services proposed to be provided by the Adviser and the costs expected to be incurred by the Adviser in rendering those services, the Board concluded that the level of fees proposed to be paid to the Adviser with respect to the New Portfolios were fair and reasonable.

The extent to which economies of scale would be realized as the New Portfolios grow and whether fee levels would reflect such economies of scale.    The Board next discussed potential economies of scale. The Board discussed the promised continued commitment to expand the distribution of New Portfolio shares, and the potential for increased distribution capabilities as a result of the Merger, which have the potential to result in long-term economies of scale.

The Board also noted that since the Trust is newly formed, the eventual aggregate amount of assets was uncertain, and therefore specific information concerning the extent to which economies of scale would be realized as each New Portfolio grows and whether fee levels would reflect such economies of scale, if any, was difficult to determine. The Board recognized the uncertainty in launching new investment products and estimating future asset levels.

Other benefits to the Adviser.    The Board considered other potential benefits that may accrue to the Adviser as a result of its relationship with the New Portfolios, which include reputational benefits that may enhance the Adviser’s ability to gain business opportunities from other clients.

Conclusion.    No single factor was determinative to the decision of the Board. Based on, but not limited to, the foregoing, and such other matters as were deemed relevant, the Board concluded that the New Advisory Agreement was fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment.

After full consideration of the above factors, as well as other factors, the Trustees, with the Independent Trustees voting separately, determined to approve the New Advisory Agreement with respect to the New Portfolios.

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Useful Information About Your Portfolio Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Portfolio’s performance and characteristics stack up against those of comparable indices.

If the Portfolio invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was June 30, 2017. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Portfolio with one or more widely used market indices. When comparing the performance of the Portfolio with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Portfolio with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

Cumulative total returns are quoted for a Portfolio with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Portfolio’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Portfolio’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Portfolio’s Schedule of Investments. This schedule reports the types of securities held in the Portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Portfolio invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Portfolio exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Portfolio’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Portfolio’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Portfolio on the last day of the reporting period.

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Useful Information About Your Portfolio Report (unaudited)

The Portfolio’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Portfolio shares sold to investors but not yet settled. The Portfolio’s liabilities include payables for securities purchased but not yet settled, Portfolio shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Portfolio’s net assets. Because the Portfolio must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Portfolio’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Portfolio’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Portfolio holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Portfolio.

The next section reports the expenses incurred by the Portfolio, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Portfolio will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Portfolio during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Portfolio holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Portfolio’s net assets during the reporting period. Changes in the Portfolio’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Portfolio’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Portfolio’s investment operations. The Portfolio’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Portfolio to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Portfolio’s net assets will not be affected. If you compare the Portfolio’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Portfolio’s net assets. This is because the majority of the Portfolio’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Portfolio through purchases or withdrawals via redemptions. The Portfolio’s net assets will increase and decrease in value as investors purchase and redeem shares from the Portfolio.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Portfolio’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the

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Useful Information About Your Portfolio Report (unaudited)

period. The next line reflects the total return for the period. Also included are ratios of expenses and net investment income to average net assets.

The Portfolio’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Portfolio during the reporting period. Do not confuse this ratio with the Portfolio’s yield. The net investment income ratio is not a true measure of the Portfolio’s yield because it does not take into account the dividends distributed to the Portfolio’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Portfolio. Portfolio turnover is affected by market conditions, changes in the asset size of the Portfolio, fluctuating volume of shareholder purchase and redemption orders, the nature of the Portfolio’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

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Shareholder Meeting (unaudited)

A Special Meeting of Shareholders of the Portfolios was held on March 17, 2017.  At the meeting, the following matter was voted on and approved by the Shareholders.  Each vote reported represents one dollar of net asset value held on the record date for the meeting.  The results of the Special Meeting of Shareholders are noted below.

Proposals
1. To approve a new investment advisory agreement.

	Number of Votes ($)
Record Date Votes ($)	Affirmative	Against	Abstain	BVN	Total
18,265,946.294	17,888,154.989	0.000	0.000	0.000	17,888,154.989

Percentage of Total Outstanding Votes (%)					Percentage Voted (%)
Affirmative	Against	Abstain	BVN	Total	Affirmative	Against	Abstain	BVN	Total
97.932	0.000	0.000	0.000	97.932	100.000	0.000	0.000	0.000	100.000

28	JUNE 30, 2017

Protective Life Dynamic Allocation Series - Growth Portfolio

Notes

NotesPage1

Clayton Street Trust	29

This report is submitted for the general information of shareholders of the Portfolio. It is not an offer or solicitation for the Portfolio and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson and Janus are trademarks or registered trademarks of Janus Henderson Investors. © Janus Henderson Investors.  The name Janus Henderson Investors includes HGI Group Limited, Henderson Global Investors (Brand Management) Sarl and Janus International Holding LLC.

Protective Life Dynamic Allocation Series Portfolios are distributed by Janus Henderson Distributors and exclusively offered in connection with variable annuity contracts issued by Protective Life Insurance Company and its affiliates. Janus Henderson is not affiliated with Protective Life.

109-24-93065 08-17

SEMIANNUAL REPORT June 30, 2017

Protective Life Dynamic Allocation Series - Moderate Portfolio

Clayton Street Trust

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your portfolio • Portfolio performance, characteristics and holdings

Protective Life Dynamic Allocation Series - Moderate Portfolio

Protective Life Dynamic Allocation Series - Moderate Portfolio (unaudited)

PORTFOLIO SNAPSHOT

This global asset allocation portfolio can help investors remove the emotion from investing by following a rules-based asset allocation process. The Portfolio looks to shift equity allocations to and from cash weekly based on market signals, with a goal to grow assets over time while mitigating downside risk.

Edward K. Tom co-portfolio manager	Benjamin Wang co-portfolio manager	Scott M. Weiner co-portfolio manager

PERFORMANCE OVERVIEW

Protective Life Dynamic Allocation Series – Moderate Portfolio returned 7.76% during the six month period ending June 30, 2017. This compares with a return of 11.48% for its benchmark, the MSCI All Country World Index, and 8.18% for its secondary benchmark, the Protective Life Moderate Allocation Index, which is is our internally calculated blended benchmark of 65% MSCI All Country World Index and 35% Bloomberg Barclays Global Aggregate Bond Index.

MARKET ENVIRONMENT

Global stocks kicked off the period continuing their post-U.S. election rally as the market hoped that the Trump administration would champion pro-growth reforms. The promise of regulatory and tax relief enabled investors to take in stride March and June interest rate hikes by the Federal Reserve (Fed). Improving economic data in Europe partially offset concerns surrounding populist insurgencies in Dutch and French elections. Markets cheered the victory of Emmanuel Macron in France as confirmation of support for integrated European economies. On a sector basis, technology, health care and industrials stocks led global markets higher. Only energy registered negative returns, impacted by a roughly 17% drop in the price of the global crude oil benchmark. By period end, several benchmark U.S. indices achieved record highs, as did Germany’s blue chip benchmark.

A weaker pricing environment led many investors to deduce that the Fed would raise rates only once more in 2017 – at its June meeting. Still, the yield on 2-year Treasurys rose over the period, finishing at 1.38%. The 10-year saw yields slip from their year-to-date high of 2.63% to 2.13%, ultimately finishing at 2.30%. In Europe, the yield on Germany’s 10-year Bunds proved volatile, consistently finding buyers after brief sell-offs. That changed in the period’s final days as European Central Bank (ECB) President Mario Draghi hinted that an improving eurozone economy meant that dialing back highly accommodative policy may occur sooner than expected.

Unlike the caution expressed in Treasurys, riskier assets inferred that economic growth and corporate prospects remained robust. Spreads on both investment-grade and high-yield corporate credits narrowed during the period.

PERFORMANCE DISCUSSION

For the period, all components of the Portfolio delivered positive returns, though, in aggregate, less than those of its primary and secondary benchmarks. Japanese and small-cap U.S. equities contributed least to performance. Gains were concentrated in the Fund’s large-cap and high-growth equity focused holdings. A position with exposure to European equities also contributed as continental shares continued to benefit from an improving economic environment.

Thank you for investing in Protective Life Dynamic Allocation Portfolio Series – Moderate Portfolio.

Asset Allocation - (% of Net Assets)
Investment Companies	103.0%
Repurchase Agreements	0.1%
Other	(3.1)%
100.0%

Clayton Street Trust	1

Protective Life Dynamic Allocation Series - Moderate Portfolio (unaudited)

Performance

See important disclosures on the next page.

				Expense Ratios -
Average Annual Total Return - for the periods ended June 30, 2017				per the May 1, 2017 prospectus
	Fiscal Year-to-Date	One Year	Since Inception*	Total Annual Fund Operating Expenses	Net Annual Fund Operating Expenses
Protective Life Dynamic Allocation Series - Moderate Portfolio	7.76%	11.40%	9.97%	2.83%	0.90%
MSCI All Country World Index	11.48%	18.78%	17.58%
Protective Life Moderate Allocation Index	8.18%	11.77%	11.61%
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.456.6330.
Net expense ratios reflect the expense waiver, if any, contractually agreed to through 5/1/18.

Performance may be affected by risks that include those associated with non-diversification, portfolio turnover, short sales, potential conflicts of interest, foreign and emerging markets, initial public offerings (IPOs), high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), derivatives, and commodity-linked investments. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Performance of the Protective Life Dynamic Allocation Series Portfolios depends on that of the underlying funds. They are subject to risk with respect to the aggregation of holdings of underlying funds which may result in increased volatility as a result of indirectly having concentrated assets in a particular industry, geographical sector, or single company.

No assurance can be given that the investment strategy will be successful under all or any market conditions. Janus Capital Management does not have prior experience using the methodology, a proprietary methodology co-developed by Janus Capital Management and Protective Life Insurance Company. Although it is designed to achieve the Portfolios’ investment objectives, there is no guarantee that it will achieve the desired results.

Returns shown do not represent actual returns since they do not include insurance charges. Returns shown would have been lower had they included insurance charges.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

See Financial Highlights for actual expense ratios during the reporting period.

Until three years from inception, expenses previously waived or reimbursed may be recovered if the expense ratio falls below certain limits.

When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2017 Morningstar, Inc. All Rights Reserved.

2	JUNE 30, 2017

Protective Life Dynamic Allocation Series - Moderate Portfolio (unaudited)

Performance

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Portfolio Report.”

Effective 5/1/17, Edward Tom, Benjamin Wang and Scott Weiner are Co-Portfolio Managers of the Portfolio.

*The Portfolio’s inception date – April 7, 2016

Clayton Street Trust	3

Protective Life Dynamic Allocation Series - Moderate Portfolio (unaudited)

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in the Portfolio or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as any charges at the separate account level or contract level. These fees are fully described in the Portfolio’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (1/1/17)	Ending Account Value (6/30/17)	Expenses Paid During Period (1/1/17 - 6/30/17)†	Beginning Account Value (1/1/17)	Ending Account Value (6/30/17)	Expenses Paid During Period (1/1/17 - 6/30/17)†	Net Annualized Expense Ratio (1/1/17 - 6/30/17)
	$1,000.00	$1,077.60	$3.81	$1,000.00	$1,021.12	$3.71	0.74%
†

Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Portfolio’s prospectus for more information regarding waivers and/or reimbursements.

4	JUNE 30, 2017

Protective Life Dynamic Allocation Series - Moderate Portfolio

Schedule of Investments (unaudited)

June 30, 2017

Shares or Principal Amounts		Value
Investment Companies – 103.0%
Exchange-Traded Funds (ETFs) – 99.8%
iShares Core U.S. Aggregate Bond	.196,447	$21,512,911
iShares MSCI All Country Asia ex Japan	31,477	2,123,124
iShares MSCI Japan	38,480	2,064,452
iShares MSCI United Kingdom	125,371	4,178,616
iShares Russell 2000	43,465	6,125,088
PowerShares QQQ Trust Series 1	44,863	6,174,943
SPDR EURO STOXX 50#	111,260	4,280,172
SPDR S&P500 Trust	67,363	16,288,373
		62,747,679
Investments Purchased with Cash Collateral from Securities Lending – 3.2%
Janus Cash Collateral Fund LLC, 0.8560%ºº,£	1,971,050	1,971,050
Total Investment Companies (cost $61,887,172)		64,718,729
Repurchase Agreements – 0.1%
Undivided interest of 0.1% in a joint repurchase agreement (principal amount $100,700,000 with a maturity value of $100,708,895) with Credit Agricole, New York, 1.0600%, dated 6/30/17, maturing 7/3/17 to be repurchased at $100,009 collateralized by $99,135,900 in U.S. Treasuries 2.6250%, 11/15/20 with a value of $102,714,086 (cost $100,000)	$100,000	100,000
Total Investments (total cost $61,987,172) – 103.1%		64,818,729
Liabilities, net of Cash, Receivables and Other Assets – (3.1)%		(1,965,583)
Net Assets – 100%		$62,853,146

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$58,575,661	90.4%
United Kingdom	4,178,616	6.4
Japan	2,064,452	3.2

Total	$64,818,729	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Clayton Street Trust	5

Protective Life Dynamic Allocation Series - Moderate Portfolio

Notes to Schedule of Investments and Other Information (unaudited)

Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based measure of the investment grade, US dollar-denominated, fixed-rate taxable bond market.
MSCI All Country World IndexSM

An unmanaged, free float-adjusted market capitalization weighted index composed of stocks of companies located in countries throughout the world. It is designed to measure equity market performance in global developed and emerging markets. The index includes reinvestment of dividends, net of foreign withholding taxes.

LLC	Limited Liability Company
SPDR	Standard & Poor's Depositary Receipt

ºº	Rate shown is the 7-day yield as of June 30, 2017.

#	Loaned security; a portion of the security is on loan at June 30, 2017.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended June 30, 2017. Unless otherwise indicated, all information in the table is for the period ended June 30, 2017.

Share			Share
Balance			Balance	Realized	Dividend	Value
at 12/31/16	Purchases	Sales	at 6/30/17	Gain/(Loss)	Income	at 6/30/17

Janus Cash Collateral Fund LLC
—	26,196,387	(24,225,337)	1,971,050	$—	$4,619(1)	$1,971,050
(1)	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of June 30, 2017. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Investment Companies	$62,747,679	$1,971,050	$-
Repurchase Agreements	-	100,000	-
Total Assets	$62,747,679	$2,071,050	$-

6	JUNE 30, 2017

Protective Life Dynamic Allocation Series - Moderate Portfolio

Statement of Assets and Liabilities (unaudited)

June 30, 2017

Assets:
Investments, at cost(1)	$61,987,172
Unaffiliated investments, at value(2)	62,747,679
Affiliated investments, at value	1,971,050
Repurchase agreements, at value	100,000
Cash	88,816
Receivables:
Investments sold	226,857
Due from adviser	110,137
Dividends	91,556
Portfolio shares sold	81,928
Other assets	14,224
Total Assets	65,432,247
Liabilities:
Collateral for securities loaned (Note 2)	1,971,050
Payables:	—
Investments purchased	452,388
Advisory fees	21,004
Professional fees	14,328
12b-1 Distribution and shareholder servicing fees	13,128
Non-interested Trustees' fees and expenses	7,475
Transfer agent fees and expenses	5,405
Portfolio administration fees	3,947
Portfolio shares repurchased	246
Custodian fees	30
Accrued expenses and other payables	90,100
Total Liabilities	2,579,101
Net Assets	$62,853,146
Net Assets Consist of:
Capital (par value and paid-in surplus)	$60,055,091
Undistributed net investment income/(loss)	142,254
Undistributed net realized gain/(loss) from investments	(175,756)
Unrealized net appreciation/(depreciation) of investments	2,831,557
Total Net Assets	$62,853,146
Net Assets	$62,853,146
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	5,622,532
Net Asset Value Per Share	$11.18

(1) Includes cost of repurchase agreements of $100,000. (2) Includes $1,927,138 of securities on loan. See Note 2 in Notes to Financial Statements.

See Notes to Financial Statements.

Clayton Street Trust	7

Protective Life Dynamic Allocation Series - Moderate Portfolio

Statement of Operations (unaudited)

For the period ended June 30, 2017

Investment Income:
Dividends	$482,767
Affiliated securities lending income, net	4,619
Interest	2,732
Total Investment Income	490,118
Expenses:
Advisory fees	83,470
12b-1 Distribution and shareholder servicing fees	52,169
Transfer agent administrative fees and expenses	20,868
Other transfer agent fees and expenses	645
Compliance Office Fees	89,539
Professional fees	42,906
Portfolio administration fees	22,040
Non-interested Trustees’ fees and expenses	18,578
Custodian fees	2,811
Shareholder reports expense	359
Other expenses	11,554
Total Expenses	344,939
Less: Excess Expense Reimbursement	(192,039)
Net Expenses	152,900
Net Investment Income/(Loss)	337,218
Net Realized Gain/(Loss) on Investments:
Investments	(18,520)
Total Net Realized Gain/(Loss) on Investments	(18,520)
Change in Unrealized Net Appreciation/Depreciation:
Investments	2,479,875
Total Change in Unrealized Net Appreciation/Depreciation	2,479,875
Net Increase/(Decrease) in Net Assets Resulting from Operations	$2,798,573

See Notes to Financial Statements.

8	JUNE 30, 2017

Protective Life Dynamic Allocation Series - Moderate Portfolio

Statement of Changes in Net Assets

	Period ended June 30, 2017 (unaudited)	Period ended December 31, 2016(1)

Operations:
Net investment income/(loss)	$337,218	$141,544
Net realized gain/(loss) on investments	(18,520)	(157,236)
Change in unrealized net appreciation/depreciation	2,479,875	351,682
Net Increase/(Decrease) in Net Assets Resulting from Operations	2,798,573	335,990
Dividends and Distributions to Shareholders:
Dividends from Net Investment Income	(336,508)	—
Capital Shares Transactions	35,629,087	24,426,004
Net Increase/(Decrease) in Net Assets	38,091,152	24,761,994
Net Assets:
Beginning of period	24,761,994	—
End of period	$62,853,146	$24,761,994

Undistributed Net Investment Income/(Loss)	$142,254	$141,544

(1) Period from April 7, 2016 (inception date) through December 31, 2016.

See Notes to Financial Statements.

Clayton Street Trust	9

Protective Life Dynamic Allocation Series - Moderate Portfolio

Financial Highlights

For a share outstanding during the period ended June 30, 2017 (unaudited) and the period ended December 31, 2016	2017	2016(1)
Net Asset Value, Beginning of Period	$10.43	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.09	0.13
Net realized and unrealized gain/(loss)	0.72	0.30
Total from Investment Operations	0.81	0.43
Less Dividends and Distributions:
Dividends (from net investment income)	(0.06)	—
Distributions (from capital gains)	—	—
Total Dividends and Distributions	(0.06)	—
Net Asset Value, End of Period	$11.18	$10.43
Total Return*	7.76%	4.30%
Net Assets, End of Period (in thousands)	$62,853	$24,762
Average Net Assets for the Period (in thousands)	$41,478	$11,145
Ratios to Average Net Assets**:
Ratio of Gross Expenses(3)	1.68%	2.71%
Ratio of Net Expenses (After Waivers and Expense Offsets)(3)	0.74%	0.77%
Ratio of Net Investment Income/(Loss)(3)	1.64%	1.73%
Portfolio Turnover Rate	3%	55%

* Total return not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from April 7, 2016 (inception date) through December 31, 2016.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Portfolio invests.

See Notes to Financial Statements.

10	JUNE 30, 2017

Protective Life Dynamic Allocation Series - Moderate Portfolio

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Protective Life Dynamic Allocation Series - Moderate Portfolio (the “Portfolio”) is a series of Clayton Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Portfolio operates as a “fund of funds,” meaning substantially all of the Portfolio’s assets will be invested in exchange-traded funds (the “underlying funds”). The Trust offers three portfolios with differing investment objectives and policies. The Portfolio seeks total return through growth of capital and income, balanced by capital preservation. The Portfolio is classified as nondiversified, as defined in the 1940 Act.

The Portfolio currently offers one class of shares. The shares are offered in connection with investment in and payments under variable annuity contracts issued exclusively by Protective Life Insurance Company and its affiliates ("Protective Life").

Underlying Funds

The Portfolio invests in a dynamic portfolio of exchange-traded funds across seven different equity asset classes, as well as fixed-income investments, and a cash allocation, including money market instruments. The equity asset classes are adjusted weekly based on market conditions pursuant to a proprietary, quantitative-based allocation program. Over the long term, and when fully invested, the Portfolio seeks to maintain an asset allocation of approximately 65% global equity investments and 35% fixed income investments. Additional details and descriptions of the investment objectives and strategies of each of the potential underlying funds are available in the Portfolio's prospectus.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio, including the underlying funds, are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). The values of the Portfolio's investments in the underlying funds are based upon the closing price of such underlying funds on the applicable exchange. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

The Portfolio classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds.

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Protective Life Dynamic Allocation Series - Moderate Portfolio

Notes to Financial Statements (unaudited)

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2017 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Initial Organization and Offering Costs

Organization costs paid in connection with the organization of the Portfolio are expensed at the time the Portfolio commences operations or as incurred thereafter. Offering costs paid in connection with the initial offering of shares are amortized using a straight-line basis over the first 12 months from the time the Portfolio commences. Amortized offering cost amounts and organization costs expensed are shown as “Initial organization and offering costs” on the Statement of Operations. Amounts remaining to be amortized, if any, are shown as “Initial offering costs” in the asset section of the Statement of Assets and Liabilities.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex dividend date. Any distributions from the underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses

The Portfolio bears expenses incurred specifically on its behalf. Additionally, the Portfolio, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Portfolio may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolio’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

12	JUNE 30, 2017

Protective Life Dynamic Allocation Series - Moderate Portfolio

Notes to Financial Statements (unaudited)

Dividends and Distributions

The Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).

Federal Income Taxes

The Portfolio intends to continue to to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the underlying funds, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the underlying funds’ ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Certain provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the underlying funds and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or

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Notes to Financial Statements (unaudited)

droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s or an underlying fund's investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio or an underlying fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Portfolio may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Exchange-Traded Funds

ETFs are typically open-end investment companies, which may be actively managed or passively managed, that generally seek to track the performance of a specific index. ETFs are traded on a national securities exchange at market prices that may vary from the NAV of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount. As a result, the Portfolio may pay more or less than NAV when it buys ETF shares, and may receive more or less than NAV when it sells those shares. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Portfolio’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

Offsetting Assets and Liabilities

The Portfolio presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Portfolio, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Portfolio does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.

Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. For financial reporting purposes, the Portfolio does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Securities on loan will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. The value of the collateral must be at least 102% of the market value of the loaned securities

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that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Upon receipt of cash collateral, Janus Capital intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The following table presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Portfolio's Schedule of Investments.

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Offsetting of Financial Assets and Derivative Assets

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

Credit Agricole, New York	$100,000	$—	$(100,000)	$—
Deutsche Bank AG	1,927,138	—	(1,927,138)	—

Total	$2,027,138	$—	$(2,027,138)	$—
(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Repurchase Agreements

The Portfolio and other funds advised by Janus Capital or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Repurchase agreements held by the Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

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The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of June 30, 2017, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $1,927,138. Gross amounts of recognized liabilities for securities lending (collateral received) as of June 30, 2017 is $1,971,050, resulting in the net amount due to the counterparty of $43,912.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Portfolio pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. The Portfolio’s contractual investment advisory fee rate (expressed as an annual rate) is 0.40% of its average daily net assets.

Janus Capital has contractually agreed to waive the advisory fee payable by the Portfolio or reimburse expenses in an amount equal to the amount, if any, that the Portfolio’s normal operating expenses including the investment advisory fee, but excluding the 12b-1 distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes and extraordinary expenses, exceed the annual rate of 0.55% of the Portfolio’s average daily net assets. Janus Capital has agreed to continue the waiver until at least May 1, 2018. If applicable, amounts reimbursed to the Portfolio by Janus Capital are disclosed as “Excess Expense Reimbursement” on the Statement of Operations.

Janus Capital may recover from the Portfolio fees and expenses previously waived or reimbursed during the period beginning with the Portfolio’s commencement of operations and expiring on the third anniversary of the commencement of operations. Janus Capital may elect to recoup such amounts only if: (i) recoupment is obtained within three years from the date an amount is waived or reimbursed to the Portfolio, and (ii) the Portfolio’s expense ratio at the time of recoupment, inclusive of the recoupment amounts, does not exceed the expense limit at the time of waiver or at the time of recoupment. If applicable, this amount is disclosed as “Recoupment expense” on the Statement of Operations. During the period ended June 30, 2017, Janus Capital reimbursed the Portfolio $192,039 of fees and expenses that are eligible for recoupment. As of June 30, 2017, the aggregate amount of recoupment that may potentially be made to Janus Capital is $350,818. The recoupment of such reimbursements expires April 7, 2019.

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Portfolio’s transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Portfolio. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Janus Services receives an administrative services fee at an annual rate of 0.10% of the Portfolio’s average daily net assets for providing, or arranging for the provision by Protective Life of administrative services, including recordkeeping, subaccounting, order processing, or other shareholder services provided on behalf of shareholders of the Portfolio. Janus Services expects to use this entire fee to compensate Protective Life for providing these services to its customers who invest in the Portfolio. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by Protective Life may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing contract holders, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus Capital.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Portfolio may pay the Trust’s distributor, Janus Distributors LLC (“Janus Distributors”), a wholly-owned subsidiary of Janus Capital, a fee at an annual rate of up to 0.25% of the average daily net assets of the Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to Protective Life or other intermediaries as compensation for distribution and/or shareholder services performed by Protective Life

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or its agents, or by such intermediary. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and servicing fees, and the payments may exceed 12b-1 distribution and servicing fees actually incurred. If any of the Portfolio’s actual 12b-1 distribution and servicing fees incurred during a calendar year are less than the payments made during a calendar year, the Portfolio will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

Janus Capital furnishes certain administration, compliance, and accounting services for the Portfolio and is reimbursed by the Portfolio for certain of its costs in providing those services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. Janus Capital provides office space for the Portfolio. Some expenses related to compensation payable to the Janus Henderson funds’ Chief Compliance Officer and compliance staff are shared with the Portfolio. The Portfolio also pays for some or all of the salaries, fees, and expenses of certain Janus Capital employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Portfolio. The Portfolio pays these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital provides to the Portfolio. These amounts are disclosed as “Portfolio administration fees” on the Statement of Operations. Some expenses related to compensation payable to the Portfolio's Chief Compliance Officer and compliance staff are shared with the Portfolio. Total compensation of $117,611 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended June 30, 2017. The Portfolio's portion is reported as part of “Other expenses” on the Statement of Operations.

The Portfolio is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by Janus Capital Management LLC in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Portfolio and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Portfolio from or to another fund or account that is or could be considered an affiliate of the Portfolio under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended June 30, 2017, the Portfolio engaged in cross trades amounting to $933,838 in purchases and $322,334 in sales, resulting in a net realized loss of $5,403. The net realized loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Portfolio’s Statement of Operations.

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2017 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 62,115,961	$ 2,729,438	$ (26,670)	$ 2,702,768

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Notes to Financial Statements (unaudited)

5. Capital Share Transactions

	Period ended June 30, 2017		Period ended December 31, 2016(1)
	Shares	Amount	Shares	Amount

Shares sold	3,257,689	$35,728,018	2,735,536	$28,082,967
Reinvested dividends and distributions	29,885	336,508	-	-
Shares repurchased	(40,100)	(435,439)	(360,478)	(3,656,963)
Net Increase/(Decrease)	3,247,474	$35,629,087	2,375,058	$24,426,004
(1)	Period from April 7, 2016 (inception date) through December 31, 2016.

6. Purchases and Sales of Investment Securities

For the period ended June 30, 2017, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$36,863,333	$ 1,453,957	$ -	$ -

7. Merger Related Matters

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital, the investment adviser to the Portfolio, and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (“Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson merged with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson.

The consummation of the Merger may have been deemed to cause an “assignment” (as defined in the 1940 Act) of the advisory agreement between the Portfolio and Janus Capital. As a result, the consummation of the Merger may have caused the pre-merger investment advisory agreement to terminate automatically in accordance with its terms.

On October 24, 2016, the Trustees approved, subject to shareholder approval, a new investment advisory agreement between the Portfolio and Janus Capital in order to permit Janus Capital to continue providing advisory services to the Portfolio following the closing of the Merger (“Post-Merger Advisory Agreement”). At the same meeting, the Trustees approved submitting the Post-Merger Advisory Agreement to Portfolio shareholders for approval.

On March 17, 2017, Portfolio shareholders approved the Post-Merger Advisory Agreement, which took effect upon the consummation of the Merger on May 30, 2017.

8. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to June 30, 2017 and through the date of issuance of the Portfolio’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s financial statements.

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Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Portfolio’s website at janus.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Portfolio files its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days of the end of such fiscal quarter. The Portfolio’s Form N-Q: (i) is available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling Janus at 1-800-525-0020 (toll free).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD WITH THE ADVISER POST-MERGER

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital Management LLC, the investment adviser to the New Portfolios (the “Adviser”), and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (“Merger Agreement”) relating to the business combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson will merge with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson. The Merger is expected to close in the second quarter of 2017, subject to requisite shareholder and regulatory approvals.

The Trustees of the Trust, the majority of which are Independent Trustees, met on October 24, 2016, at an in person meeting called for the purpose of considering the proposed investment advisory agreements (the “New Advisory Agreements”) between the Adviser and the Trust acting on behalf of each of the New Portfolios, and at meetings held at various times in advance of that date. The Independent Trustees met with representatives of the Adviser to discuss the anticipated effects of the Merger. During these meetings, the Adviser indicated its belief that the Merger would not adversely affect the continued operation of the New Portfolios or the capabilities of the investment advisory personnel who currently manage the New Portfolios to continue to provide these and other services to the New Portfolios at the current levels. The Adviser also indicated that it believed that the Merger could provide certain benefits to the New Portfolios but that there could be no assurance as to any particular benefits that might result. In considering the New Advisory Agreements, the Trustees took the new, post-Merger capital structure of the Adviser into account.

In the course of their consideration of the New Advisory Agreement, the Trustees met in executive session and were advised by their independent counsel. In this regard, the Board, including the Independent Trustees, evaluated the terms of the New Advisory Agreement and reviewed the duties and responsibilities of the Trustees in evaluating and approving such agreements. In considering approval of the New Advisory Agreement, the Board, including the Independent Trustees, reviewed the board materials (the “Materials”) and other information provided in advance of the meeting from counsel, the Adviser, as well as from Henderson, including: (i) a copy of the form of New Advisory Agreement, with respect to the Adviser’s management of the assets of each New Portfolio; (ii) information describing the nature, quality and extent of the services that will be provided to each New Portfolio, and the fees that will be charged to the New Portfolios; (iii) information concerning the Adviser’s and Henderson’s financial condition, business, operations, portfolio management teams and compliance programs; (iv) information describing each New Portfolio’s anticipated advisory fee and operating expenses; (v) information concerning the anticipated structure of the Adviser’s parent company as a result of the Merger; and (v) a memorandum from counsel on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser. The Board also noted the information previously provided to the Board during 2016 related to the initial approvals of each New Portfolio.

During its review of this information, the Board focused on and analyzed the factors that the Board deemed relevant, including, among other matters:

• That the material terms regarding advisory services pursuant to the New Advisory Agreement are substantially identical to the terms of the current advisory agreement with the Adviser;

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• That there is not expected to be any diminution in the nature, extent and quality of the services provided to the New Portfolios and their shareholders by the Adviser, including compliance services;

• The commitment of the Adviser to retain key personnel currently employed by the Adviser who provide services to the New Portfolios;

• That the manner in which each New Portfolio’s assets are managed would not change as a result of the Merger, and that the same portfolio managers managing each New Portfolio’s assets are expected to continue to do so after the Merger;

• The terms and conditions of the New Advisory Agreement, including the current advisory fee rates and operational expenses, are the same as the current fee rates under the current advisory agreement;

• That each New Portfolio’s expense ratios are not expected to increase as a result of the Merger or approval of the New Advisory Agreement;

• That the fees and expense ratios of the New Portfolios relative to comparable investment companies continue to be reasonable given the quality of services provided;

• The history, reputation, qualification and background of Henderson, as well as its financial condition;

• The reputation, financial strength, corporate structure and capital resources of Henderson and its investment advisory subsidiaries and the anticipated financial strength of the post-merger parent of the Adviser (“Janus Henderson”);

• The long-term business goals of the Adviser and Henderson with respect to the New Portfolios;

• That, pursuant to the terms of the Merger, Henderson has acknowledged the Adviser’s reliance upon the benefits and protections provided by Section 15(f) and has agreed not to take, and to cause its affiliates not to take, any action that would have the effect, directly or indirectly, of causing the requirements of any of the provisions of Section 15(f) not to be met in respect of the Merger;

• The provisions of the Merger Agreement that indicate that for a period of two years after the closing of the Merger, there shall not be imposed any “unfair burden” (as set forth and described in Section 15(f) of the 1940 Act) as a result of the Merger, or any express or implied terms, conditions or understandings applicable to the Merger;

• That shareholders would not bear any costs in connection with the Merger, that the Adviser will bear the costs, fees and expenses incurred by the New Portfolios in connection with the proxy statement, including all expenses in connection with the solicitation of proxies, the fees and expenses of attorneys relating to the Merger and proxy statement, and other fees and expenses incurred by the New Portfolios, if any, in connection with the Merger;

• The Adviser’s commitment to provide resources to the New Portfolios and the potential for increased distribution capabilities due to the anticipated increase of sales related resources and geographic scale resulting from as a result of the Merger, which have the potential to increase the assets of the New Portfolios, and which in turn could result in long-term economies of scale to the New Portfolios; and

• That the Adviser and Henderson would derive benefits from the Merger and that, as a result, they have a different financial interest in the matters that were being considered than do New Portfolio shareholders.

In connection with their consideration of the New Advisory Agreements on October 24, 2016, the Board noted that, in February 2016, the Board had initially approved the new Portfolios’ current investment advisory agreements. The Trustees considered that, in connection with the foregoing approvals, the Board had determined that the Adviser had the capabilities, resources and personnel necessary to provide the services to each New Portfolio as required under the current investment advisory agreement, and the advisory fee rates paid by each New Portfolio, taking into account the contractual expense limitations by the Adviser for each New Portfolio and the applicable caps on certain acquired fund fees and expenses, represented reasonable compensation to the Adviser in light of the services provided. The Trustees noted that the Board also considered the cost to the Adviser of providing those services, potential economies of scale as each New Portfolio’s assets grow, the fees and expenses paid by other comparable funds, and such other matters as

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Additional Information (unaudited)

the Board had considered relevant in the exercise of their reasonable business judgment. The Board noted the Adviser’s confirmation that there had been no material changes to this information previously considered by the Board.

To inform their consideration of the New Advisory Agreement, the Independent Trustees received and considered responses by the Adviser and Henderson to inquiries requesting information regarding: Henderson’s structure, operations, financial resources and key personnel; the material aspects of the Merger, the proposed operations of Janus Henderson and its compliance program, code of ethics, trading policies and key management and investment personnel, including each New Portfolio’s portfolio managers; and anticipated changes to the management or operations of the Board and the New Portfolios, including, if applicable, any changes to the New Portfolios’ service providers, advisory fees and expense structure.

In considering the information and materials described above, the Independent Trustees received assistance from, and met separately with, independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to the approval of advisory agreements. The Board did not identify any particular information that was most relevant to its consideration to approve the New Advisory Agreement for each New Portfolio and each Trustee may have afforded different weight to the various factors. Legal counsel to the Independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of the New Advisory Agreement. In determining whether to approve the New Advisory Agreement, the Board considered the best interests of each New Portfolio separately.

In voting to approve the New Advisory Agreement, the Board considered the overall fairness of the New Advisory Agreement and factors it deemed relevant with respect to each New Portfolio, including, but not limited to: (i) the nature, extent and quality of the services to be provided by the Adviser, (ii) that the investment personnel who currently manage the New Portfolio s would continue to manage the New Portfolios as employees of the Adviser, (iii) that the fees and expenses of the New Portfolios after the Merger are expected to remain the same, (iv) the projected profitability of the New Portfolios to the Adviser and its affiliates; (v) whether the projected economies of scale would be realized as the New Portfolios grow and whether any breakpoints are appropriate at certain asset levels; and (vi) other benefits that may accrue to the Adviser from its relationship with the New Portfolios. The Board also considered that the Merger might not be consummated if the New Advisory Agreement was not approved by the Board and the shareholders of each New Portfolio.

Although not meant to be all-inclusive, set forth below is a description of the information and certain factors that were considered by the Board, including the Independent Trustees, in deciding to approve the New Advisory Agreement in respect of each New Portfolio:

The nature, extent and quality of services to be provided by the Adviser; personnel and operations of the Adviser.  In considering the nature, extent and quality of the services to be provided by the Adviser under the New Advisory Agreement, the Board considered that the terms of the New Advisory Agreement are substantially similar to the terms of the current advisory agreement. The Board considered that the level of service and manner in which each New Portfolio’s assets are managed were expected to remain the same.

The Board considered that, for a period of time after closing, the Adviser expects that the operations of the Adviser, as they relate to the New Portfolios, would be the same as those of the Adviser currently. The Board considered that the Adviser’s key personnel who provide services to the New Portfolios are expected to provide those same services after the Merger. The Board also noted that the Merger is not expected to result in any change in the structure or operations of the New Portfolios and that the Adviser does not currently anticipate any immediate changes to the New Portfolios’ key service providers.

In evaluating the Adviser, the Board considered the history, background, reputation and qualification of the Adviser and Henderson, as well as their personnel and Henderson’s financial condition. The Board considered that Henderson is a global asset management firm that was established in 1934, and that it has a long history of asset management around the world. The Board also considered the Adviser’s capabilities, experience, corporate structure and capital resources, as well as the Adviser’s long-term business goals with respect to the Merger and the New Portfolios.

Based on its consideration and review of the foregoing information, the Board determined that each New Portfolio was likely to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on their experience, personnel, operations and resources.

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Additional Information (unaudited)

Cost of the services to be provided and profits to be realized by the Adviser from the relationship with the New Portfolios; “fall-out” benefits.    The Board noted that the applicable contractual expense limitations by the Adviser for each New Portfolio, as well as the cap on certain acquired fund fees and expenses currently in place for each New Portfolio, will remain in place and unchanged under the New Advisory Agreement.

The Board also discussed the anticipated costs and projected profitability of the Adviser in connection with its serving as investment adviser to each New Portfolio, including operational costs. In addition, the Board discussed that the New Portfolios’ expenses were not expected to increase materially as a result of the Merger. The Board also noted that Henderson does not currently provide any investment management services to other variable insurance products. In light of the nature, extent and quality of services proposed to be provided by the Adviser and the costs expected to be incurred by the Adviser in rendering those services, the Board concluded that the level of fees proposed to be paid to the Adviser with respect to the New Portfolios were fair and reasonable.

The extent to which economies of scale would be realized as the New Portfolios grow and whether fee levels would reflect such economies of scale.    The Board next discussed potential economies of scale. The Board discussed the promised continued commitment to expand the distribution of New Portfolio shares, and the potential for increased distribution capabilities as a result of the Merger, which have the potential to result in long-term economies of scale.

The Board also noted that since the Trust is newly formed, the eventual aggregate amount of assets was uncertain, and therefore specific information concerning the extent to which economies of scale would be realized as each New Portfolio grows and whether fee levels would reflect such economies of scale, if any, was difficult to determine. The Board recognized the uncertainty in launching new investment products and estimating future asset levels.

Other benefits to the Adviser.    The Board considered other potential benefits that may accrue to the Adviser as a result of its relationship with the New Portfolios, which include reputational benefits that may enhance the Adviser’s ability to gain business opportunities from other clients.

Conclusion.    No single factor was determinative to the decision of the Board. Based on, but not limited to, the foregoing, and such other matters as were deemed relevant, the Board concluded that the New Advisory Agreement was fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment.

After full consideration of the above factors, as well as other factors, the Trustees, with the Independent Trustees voting separately, determined to approve the New Advisory Agreement with respect to the New Portfolios.

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Useful Information About Your Portfolio Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Portfolio’s performance and characteristics stack up against those of comparable indices.

If the Portfolio invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was June 30, 2017. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Portfolio with one or more widely used market indices. When comparing the performance of the Portfolio with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Portfolio with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

Cumulative total returns are quoted for a Portfolio with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Portfolio’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Portfolio’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Portfolio’s Schedule of Investments. This schedule reports the types of securities held in the Portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Portfolio invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Portfolio exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Portfolio’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Portfolio’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Portfolio on the last day of the reporting period.

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Useful Information About Your Portfolio Report (unaudited)

The Portfolio’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Portfolio shares sold to investors but not yet settled. The Portfolio’s liabilities include payables for securities purchased but not yet settled, Portfolio shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Portfolio’s net assets. Because the Portfolio must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Portfolio’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Portfolio’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Portfolio holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Portfolio.

The next section reports the expenses incurred by the Portfolio, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Portfolio will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Portfolio during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Portfolio holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Portfolio’s net assets during the reporting period. Changes in the Portfolio’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Portfolio’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Portfolio’s investment operations. The Portfolio’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Portfolio to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Portfolio’s net assets will not be affected. If you compare the Portfolio’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Portfolio’s net assets. This is because the majority of the Portfolio’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Portfolio through purchases or withdrawals via redemptions. The Portfolio’s net assets will increase and decrease in value as investors purchase and redeem shares from the Portfolio.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Portfolio’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the

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Useful Information About Your Portfolio Report (unaudited)

period. The next line reflects the total return for the period. Also included are ratios of expenses and net investment income to average net assets.

The Portfolio’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Portfolio during the reporting period. Do not confuse this ratio with the Portfolio’s yield. The net investment income ratio is not a true measure of the Portfolio’s yield because it does not take into account the dividends distributed to the Portfolio’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Portfolio. Portfolio turnover is affected by market conditions, changes in the asset size of the Portfolio, fluctuating volume of shareholder purchase and redemption orders, the nature of the Portfolio’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

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Shareholder Meeting (unaudited)

A Special Meeting of Shareholders of the Portfolios was held on March 17, 2017.  At the meeting, the following matter was voted on and approved by the Shareholders.  Each vote reported represents one dollar of net asset value held on the record date for the meeting.  The results of the Special Meeting of Shareholders are noted below.

Proposals
1. To approve a new investment advisory agreement.

	Number of Votes ($)
Record Date Votes ($)	Affirmative	Against	Abstain	BVN	Total
24,981,838.685	24,320,078.660	0.000	0.000	0.000	24,320,078.660

Percentage of Total Outstanding Votes (%)					Percentage Voted (%)
Affirmative	Against	Abstain	BVN	Total	Affirmative	Against	Abstain	BVN	Total
97.351	0.000	0.000	0.000	97.351	100.000	0.000	0.000	0.000	100.000

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Notes

NotesPage1

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Notes

NotesPage2

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This report is submitted for the general information of shareholders of the Portfolio. It is not an offer or solicitation for the Portfolio and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson and Janus are trademarks or registered trademarks of Janus Henderson Investors. © Janus Henderson Investors.  The name Janus Henderson Investors includes HGI Group Limited, Henderson Global Investors (Brand Management) Sarl and Janus International Holding LLC.

Protective Life Dynamic Allocation Series Portfolios are distributed by Janus Henderson Distributors and exclusively offered in connection with variable annuity contracts issued by Protective Life Insurance Company and its affiliates. Janus Henderson is not affiliated with Protective Life.

109-24-93064 08-17

Item 2 - Code of Ethics

Not applicable to semiannual reports.

Item 3 - Audit Committee Financial Expert

Not applicable to semiannual reports.

Item 4 - Principal Accountant Fees and Services

Not applicable to semiannual reports.

Item 5 - Audit Committee of Listed Registrants

Not applicable.

Item 6 - Investments

(a) Schedule of Investments is contained in the Reports to Shareholders included under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant.

Item 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant.

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant.

Item 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12 - Exhibits

(a)(1) Not applicable because the Registrant has posted its Code of Ethics (as defined in Item 2(b) of Form N-CSR) on its website pursuant to paragraph (f)(2) of Item 2 of Form N-CSR.

(a)(2) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required under Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.

(a)(3) Not applicable to this Registrant.

(b) A certification for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex99.906CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Clayton Street Trust

By: /s/ Bruce Koepfgen

Bruce Koepfgen, President and Chief Executive Officer of Clayton Street Trust

(Principal Executive Officer)

Date: August 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bruce Koepfgen

Bruce Koepfgen, President and Chief Executive Officer of Clayton Street Trust

(Principal Executive Officer)

Date: August 31, 2017

By: /s/ Jesper Nergaard

Jesper Nergaard, Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Clayton Street Trust (Principal Accounting Officer and Principal Financial Officer)

Date: August 31, 2017